                                                           File No.  333-76350
                                                                     811-10619


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /


      Post-Effective Amendment No. 7                                      /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/

      Amendment No. 6                                                     / /



                           (Exact Name of Registrant)
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                               VARIABLE ACCOUNT N

                               (Name of Depositor)
                  National Security Life and Annuity Company
              (Address of Depositor's Principal Executive Offices)
                                100 Court Street
                           Binghamton, New York 13902
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)

                      Marc L. Collins, Assistant Secretary

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):
              immediately upon filing pursuant to paragraph (b) of Rule 485
      ---

       X      on April 29, 2005 pursuant to paragraph (b) of Rule 485
      ---


              60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---


              on (date) pursuant to paragraph (a)(1) of Rule 485
      ---


If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                               VARIABLE ACCOUNT N
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                             ADMINISTRATIVE OFFICE:

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (877) 446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. For each payment you make, we will credit an extra 4% of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.


You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Variable Account N ("VAN") and/or the Guaranteed Account (if available). VAN is a separate account of National Security Life and Annuity Company ("National Security"). The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Franklin Templeton Variable Insurance Products Trust, Salomon Brothers Variable Series Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 9% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAN AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAN HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

                                  MAY 1, 2005

FORM 6722-NSLAC

                                 "NSCORE XTRA"

                       FLEXIBLE PREMIUM VARIABLE ANNUITY
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                               VARIABLE ACCOUNT N
                        SUPPLEMENT DATED MAY 1, 2005 TO
                        THE PROSPECTUS DATED MAY 1, 2005

This relates to our recovery of the Extra Credits described on page 10.

We have applied to the Securities and Exchange Commission for an order of exemption from certain provisions of the Investment Company Act. Unless and until the SEC grants that order, any extra credits that we recover if you exercise your 10-day free look privilege will be limited to an amount equal to:

                               (A / B) x C, where

- A is the contract value, including the value of extra credits, at the time of rescission

- B is the contract value, including the value of extra credits, at the time of purchase, and

- C is the amount of extra credits.

The result in that case is that you will be in exactly the same position you would have been in had there been no extra credit.

In addition, unless and until the SEC grants the order we have requested, we will not recover the extra credits upon the payment of death benefits or nursing home confinement benefits.

FORM 6722-NSLAC

                               TABLE OF CONTENTS


Available Funds..........................     2
Fee Table................................     5
Financial Statements.....................     6
Accumulation Unit Values.................     6
National Security........................     9
Variable Account N.......................     9
The Funds................................    10
Mixed and Shared Funding.................    10
Voting Rights............................    10
Distribution of Variable Annuity
  Contracts..............................    11
Deductions and Expenses..................    11
  Surrender Charge.......................    11
  Annual Contract Fee....................    12
  Deduction for Account Expense Fee......    12
  Deduction for Mortality and Expense
     Risk Fee............................    12
  Charges for Optional Benefits..........    12
  Transfer Fee...........................    13
  Deduction for State Premium Tax........    13
  Fund Expenses..........................    13
Description of Variable Annuity
  Contracts..............................    13
  Free Look..............................    13
Accumulation Period......................    13
  Purchase Payments......................    13
  Extra Credit...........................    14
  Accumulation Units.....................    14
  Crediting Accumulation Units...........    14
  Allocation of Purchase Payments........    15
  Optional Asset Allocation Models.......    15
  Accumulation Unit Value and
     Accumulation Value..................    16
  Net Investment Factor..................    16
  Surrender and Withdrawal...............    16
  Transfers among Subaccounts............    17
  Effective Time for Purchase, Transfer
     or Redemption Orders................    18
  Electronic Access......................    18
  Scheduled Transfers (Dollar Cost
     Averaging)..........................    19
  Portfolio Rebalancing..................    19
  Optional Guaranteed Principal Access
     ("GPA") Rider.......................    20
  Optional Guaranteed Principal
     Protection ("GPP")..................    22
  Nursing Facility Confinement...........    22
  Death Benefit..........................    23
  Guaranteed Account.....................    24
  National Security Employee Discount....    25
Annuity Period...........................    25
  Annuity Payout Date....................    25
  Annuity Options........................    26
  Determination of Amount of the First
     Variable Annuity Payment............    26
  Annuity Units and Variable Payments....    26
  Transfers During Annuity Payout........    27
  Optional Guaranteed Minimum Income
     Benefit ("GMIB")....................    27
Other Contract Provisions................    28
  Assignment.............................    28
  Reports and Confirmations..............    29
  Substitution for Fund Shares...........    29
  Contract Owner Inquiries...............    29
  Performance Data.......................    29
Federal Tax Status.......................    30
  Tax-Deferred Annuities.................    31
  Qualified Pension or Profit-Sharing
     Plans...............................    32
  Withholding on Annuity Payments........    32
  Individual Retirement Annuities
     (IRAs)..............................    32
IRA Disclosure Statement.................    33
  Free Look Period.......................    33
  Eligibility Requirements...............    33
  Contributions and Deductions...........    33
  IRA for Non-working Spouse.............    34
  Rollover Contribution..................    35
  Premature Distributions................    35
  Distribution at Retirement.............    35
  Inadequate Distributions -- 50% Tax....    35
  Death Benefits.........................    36
  Roth IRAs..............................    36
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................    37
  Reporting to the IRS...................    37
Illustration of IRA Fixed
  Accumulations..........................    37
Glossary.................................    39
Statement of Additional Information
  Contents...............................    40


                                AVAILABLE FUNDS
The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                    INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                      Ohio National Investments, Inc.
Equity Portfolio                            (Legg Mason Funds Management, Inc.)
Bond Portfolio                              Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)   (Suffolk Capital Management, LLC)
S&P 500 Index(R) Portfolio                  Ohio National Investments, Inc.
International Portfolio                     (Federated Global Investment Management Corp.)
International Small Company Portfolio       (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio              (Jennison Associates LLC)
Discovery Portfolio (small cap)             (Founders Asset Management LLC)
Aggressive Growth Portfolio                 (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth &      (RS Investment Management, L.P.)
  Income) Portfolio
Capital Growth Portfolio                    (Eagle Asset Management, Inc.)
High Income Bond Portfolio                  (Federated Investment Management Company)
Blue Chip Portfolio                         (Federated Equity Management Company of Pennsylvania)

FORM 6722-NSLAC

Small Cap Growth Portfolio                  (UBS Global Asset Management (Americas) Inc.)
Nasdaq-100(R) Index Portfolio               Ohio National Investments, Inc.
Bristol Portfolio (large cap)               (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap)     (Suffolk Capital Management, LLC)
U.S. Equity Portfolio                       (ICON Advisers, Inc.)
Balanced Portfolio                          (ICON Advisers, Inc.)
Covered Call Portfolio                      (ICON Advisers, Inc.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                      (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)  Fidelity Management & Research Company
VIP MidCap Portfolio                        Fidelity Management & Research Company
VIP Growth Portfolio                        Fidelity Management & Research Company
VIP Equity-Income Portfolio                 Fidelity Management & Research Company
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
Franklin Income Securities Fund             Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund    Franklin Advisers, Inc.
Templeton Foreign Securities Fund           Templeton Investment Counsel, LLC
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund        Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund     Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund           Goldman Sachs Asset Management, L.P.
JANUS ASPEN SERIES (SERVICE SHARES)
Large Cap Growth Portfolio                  Janus Capital Management LLC
International Growth Portfolio              Janus Capital Management LLC
Worldwide Growth Portfolio                  Janus Capital Management LLC
Balanced Portfolio                          Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio            Robert Fleming, Inc.
JPMorgan Small Company Portfolio            J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio       Lazard Asset Management LLC
Lazard Retirement Emerging Markets          Lazard Asset Management LLC
  Portfolio
Lazard Retirement International Equity      Lazard Asset Management LLC
  Portfolio
Lazard Retirement Equity Portfolio          Lazard Asset Management LLC
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series           Massachusetts Financial Services Company
MFS Mid Cap Growth Series                   Massachusetts Financial Services Company
MFS New Discovery Series                    Massachusetts Financial Services Company
MFS Total Return Series                     Massachusetts Financial Services Company
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                       Pacific Investment Management Company LLC
Total Return Portfolio                      Pacific Investment Management Company LLC
Global Bond Portfolio                       Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)    Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value     Jennison Associates LLC
  and growth fund)
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                   Royce & Associates, LLC
Royce Micro-Cap Portfolio                   Royce & Associates, LLC
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
All Cap Fund (formerly named Capital Fund)  Salomon Brothers Asset Management Inc.
Total Return Fund                           Salomon Brothers Asset Management Inc.
Investors Fund (a value and growth fund)    Salomon Brothers Asset Management Inc.


FORM 6722-NSLAC


VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income Portfolio            Van Kampen*
U.S. Real Estate Portfolio                  Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM 6722-NSLAC

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.


                                                                  YEARS        CHARGE
CONTRACT OWNER TRANSACTION EXPENSES                               -----        ------
Surrender charge (a percentage of value withdrawn; the             1st           9%
percentage varies with the number of years from purchase           2nd           8%
payments to which values relate)
                                                                   3rd           7%
                                                                   4th           6%
                                                                   5th           5%
                                                                   6th           4%
                                                                   7th           2%
                                                                   8th           1%
                                                              9th and later      0%
Transfer Fee (currently no charge for the first 12 transfers                    $10
each contract year)



Premium Tax (charged upon annuitization)     0.5% to 4.0% depending on state law


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


Annual Contract Fee (no fee if your contract value exceeds                      $30
  $50,000)



SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value unless otherwise indicated)



Mortality and Expense Risk Fees                                        1.15%
Account Expense Fee                                                    0.25%
                                                                    -------
Total Separate Account Annual Expenses (without optional
added benefits)                                                        1.40%



OPTIONAL SEPARATE ACCOUNT EXPENSES (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus)



If you choose any of the optional benefits, the additional charges are made on the contract anniversary.



Optional Annual Stepped-up Death Benefit (percentage of
  death benefit amount) (currently the charge is 0.10%)            0.25%
Optional Guaranteed Minimum Death Benefit ("GMDB") (not
  available in New York) (percentage of death benefit
  amount)                                                          0.25%
Optional Guaranteed Minimum Death Benefit Plus ("GMDB Plus")
  (not available in New York) (percentage of death benefit
  amount)                                                          0.45%
Optional Enhanced Death Benefit ("GEB")(not available in New
  York)                                                            0.15%
Additional cost of GEB if you are age 71 to 75 when issued         0.15%
Optional Enhanced Death Benefit ("GEB Plus")(not available
  in New York)                                                     0.30%
Additional cost of GEB Plus if you are age 71 to 75 when
  issued                                                           0.30%
Optional Guaranteed Minimum Income Benefit Plus ("GMIB
  Plus") (percentage of guaranteed income base)                    0.50%
Optional Guaranteed Minimum Income Benefit ("GMIB")
  (percentage of guaranteed income base)                           0.45%
Optional Guaranteed Principal Access ("GPA") with 8%
  guarantee (not available in New York)                            0.50%
Optional Guaranteed Principal Access ("GPA") with 7%
  guarantee (not available in New York)                            0.40%
Optional Guaranteed Principal Protection ("GPP") (percentage
  of average annual guarantee principal amount)                    0.20%
Total Optional Separate Account Expenses based on contract
  value                                                            1.00%
Total Optional Separate Account Expenses based on death
  benefit amount                                                   0.70%
                                                                   ----
Total Separate Account Annual Expenses with all optional
  benefits added at their maximum cost                             3.10%


FORM 6722-NSLAC

In the event the contract value and death benefit amounts are not the same, the maximum charges would be 1.00% of the contract value plus 0.70% of the death benefit amount.



(Note that you may only have one of GPA or GPP. You may not have a GPA with either GMIB. You may not have a GMIB and GMIB Plus. You may not have GMDB with a DMDB Plus).


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.




                                                              MINIMUM    MAXIMUM
                                                              WITHOUT    WITHOUT
                                                              WAIVERS    WAIVERS
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from
Fund assets, including management fees, distribution (12b-1)
fees and other Fund operating expenses)                        0.40%      3.89%


EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF PREMIUM TAXES, TYPICALLY CHARGED UPON ANNUITIZATION. IF THE PREMIUM TAXES WERE REFLECTED, THE CHARGES WOULD BE HIGHER.



AS INDICATED ABOVE, CERTAIN OPTIONAL EXPENSES ARE BASED ON DEATH BENEFIT AMOUNTS. UNDER SOME CIRCUMSTANCES, THESE CHARGES COULD BE HIGHER WHEN ASSESSED AS A PERCENTAGE OF THE CONTRACT VALUE. FOR PURPOSES OF THESE EXAMPLES, THE DEATH BENEFIT AMOUNT AND THE CONTRACT VALUE ARE EQUAL.



THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND ASSUMING NO WAIVERS. THE EXAMPLE ASSUMES YOU HAVE SELECTED ALL THE AVAILABLE OPTIONAL BENEFITS AND THE COSTS FOR THOSE BENEFITS ARE BASED ON CONTRACT VALUES OR DEATH BENEFIT AMOUNTS FOR A CONTRACT EXPERIENCING THE ASSUMED ANNUAL INVESTMENT RETURN OF 5%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,565   $2,875    $4,155     $7,268


(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $754    $2,238    $3,695     $7,268


                              FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, including the Reports of the Independent Registered Public Accounting Firm, are included in the Statement of Additional Information.


                            ACCUMULATION UNIT VALUES


This series of variable annuity contract began on May 1, 2002. Since then, the following changes have been made to the available Funds:

May 1, 2003     Dreyfus Variable Investment Fund Appreciation portfolio and
                Royce Capital Fund portfolios were added, Van Kampen Universal
                Institutional Funds (Class I) Core Plus Fixed Income and U.S.
                Real Estate portfolios discontinued for new contracts, and Van
                Kampen Universal Institutional Funds (Class II) Core Plus Fixed
                Income and U.S. Real Estate portfolios added for new contracts.

FORM 6722-NSLAC

October 1, 2003 Fidelity VIP Equity Income Portfolio added.

May 1, 2004     Ohio National Fund U.S. Equity, Balance and Covered Call
                portfolios added; PBHG Technology and Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.


May 1, 2005     Franklin Templeton Variable Insurance Products Trust funds and
                Lazard Retirement International Equity Portfolio added. Salomon
                Brothers Variable Series Funds Inc. added, PBHG Technology &
                Communications Portfolio changed its name to Liberty Ridge
                Technology and Communications Portfolio.





                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
OHIO NATIONAL FUND, INC.
Equity                                        2003             $ 7.05             $10.24            9,995.00
                                              2004             $10.24             $11.36           32,415.00
Money Market                                  2003             $11.39             $11.32            2,445.00
                                              2004             $11.32             $11.29           36,511.00
Bond                                          2003             $12.29             $13.21            3,705.00
                                              2004             $13.21             $13.78            9,082.00
Omni                                          2004             $ 5.70             $ 7.42            1,399.00
International                                 2003             $ 5.97             $ 8.42           12,001.00
                                              2004             $ 8.42             $ 9.38           33,984.00
Capital Appreciation                          2004             $14.80             $16.41            2,659.00
International Small Company                   2004             $ 9.21             $10.98            1,631.00
Small Cap Growth                              2003             $ 3.08             $ 4.61            2,998.00
                                              2004             $ 4.61             $ 5.07            4,452.00
Mid Cap Opportunity                           2004             $12.22             $13.68              659.00
S&P 500 Index                                 2004             $10.11             $11.00            3,583.00
Blue Chip                                     2003             $ 7.58             $ 9.89               82.00
                                              2004             $ 9.89             $10.70               81.00
High Income Bond                              2003             $ 9.94             $11.63            1,494.00
                                              2004             $11.63             $12.70            2,876.00
U.S. Equity                                   2004             $10.00             $11.60            6,313.00
STRONG VARIABLE INSURANCE FUNDS, INC.
Opportunity II                                2003             $ 8.97             $12.36            1,003.00
                                              2004             $12.36             $14.41            2,997.00
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS II
Core Plus Fixed Income                        2003             $10.00             $11.51              312.00
                                              2004             $11.51             $11.81              311.00
U.S. Real Estate                              2003             $10.00             $12.77            1,151.00
                                              2004             $12.77             $17.15            3,636.00
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Growth & Income                               2003             $ 6.49             $ 8.29              120.00
                                              2004             $ 8.29             $ 9.71            3,124.00
Core US Equity                                2003             $ 7.34             $ 9.51            2,678.00
                                              2004             $ 9.51             $10.77            5,642.00


FORM 6722-NSLAC

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Capital Growth                                2003             $ 7.95             $ 9.78              607.00
                                              2004             $ 9.78             $10.52            2,371.00
LAZARD RETIREMENT SERIES, INC.
Emerging Market                               2004             $11.17             $14.38            6,667.00
Small Cap                                     2003             $10.07             $14.25            1,348.00
                                              2004             $14.25             $16.15            9,271.00
THE PRUDENTIAL SERIES FUND, INC.
Jennison 20/20 Focus                          2003             $ 7.11             $ 9.17            4,377.00
                                              2004             $ 9.17             $10.44            9,934.00
Jennison                                      2004             $ 5.97             $ 6.42            5,679.00
UBS SERIES TRUST
U.S. Allocation                               2003             $ 6.51             $ 8.32              694.00
                                              2004             $ 8.32             $ 9.05            2,138.00
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND -- SERVICE CLASS II
VIP Mid Cap                                   2004             $12.83             $15.77            3,260.00
VIP Contrafund                                2003             $ 6.95             $ 8.97              863.00
                                              2004             $ 8.97             $10.19           14,170.00
VIP Growth                                    2003             $ 4.65             $ 6.15            6,137.00
                                              2004             $ 6.15             $ 6.26           26,885.00
VIP Equity Income                             2004             $10.00             $11.86            1,144.00
J.P. MORGAN SERIES TRUST II
Small Company                                 2003             $ 6.96             $ 9.75              609.00
                                              2004             $ 9.75             $12.23            2,073.00
Mid Cap Value                                 2003             $10.62             $13.92            3,633.00
                                              2004             $13.92             $16.62            7,217.00
MFS VARIABLE INSURANCE TRUST -- SERVICE
  SHARES
New Discovery                                 2003             $ 7.51             $10.22              284.00
                                              2004             $10.22             $10.70              337.00
Investors Growth                              2004             $ 9.23             $ 9.92            2,349.00
Total Return                                  2003             $ 9.35             $10.94              973.00
                                              2004             $10.94             $11.99            1,532.00
PIMCO VARIABLE INSURANCE TRUST --
  ADMINISTRATIVE SHARES
Real Return                                   2003             $10.86             $11.45            2,335.00
                                              2004             $11.45             $12.29           12,948.00
Total Return                                  2003             $10.52             $10.79            6,510.00
                                              2004             $10.79             $11.16           14,360.00
Global Bond                                   2003             $10.82             $12.05              786.00
                                              2004             $12.05             $13.15            1,466.00
ROYCE CAPITAL FUND
Micro-Cap                                     2003             $10.00             $14.68              199.00
                                              2004             $14.68             $16.48              671.00


FORM 6722-NSLAC

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Small Cap                                     2003             $10.00             $13.96            1,682.00
                                              2004             $13.96             $17.20            6,541.00
DREYFUS VARIABLE INVESTMENT FUND --
  SERVICE SHARES
Appreciation                                  2003             $10.00             $11.69            2,023.00
                                              2004             $11.69             $12.08            3,097.00



                               NATIONAL SECURITY


National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation owned jointly by Security Mutual Life Insurance Company of New York and The Ohio National Life Insurance Company, with each owning 50% of the voting securities of SMON Holdings, Inc. Security Mutual Life Insurance Company of New York is a New York domiciled mutual life insurance company. The Ohio National Life Insurance Company is an Ohio domiciled life insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.


National Security and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers' registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners' purchase payments.



Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners' purchase payments.



From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.


                               VARIABLE ACCOUNT N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAN is registered as a unit investment trust under the

FORM 6722-NSLAC

Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

                                   THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. FOR A FREE COPY OF THE FUND PROSPECTUSES, CALL 1-877-446-6020.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

                            MIXED AND SHARED FUNDING

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

                                 VOTING RIGHTS

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy

FORM 6722-NSLAC
material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") is under common control with us because Ohio National Financial Services, Inc. (a) is the sole owner of ONEQ's corporate parent and (b) owns 50% of our corporate parent. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         9%
     2nd         8%
     3rd         7%
     4th         6%
     5th         5%
     6th         4%
     7th         2%
     8th         1%
9th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

FORM 6722-NSLAC

ANNUAL CONTRACT FEE



Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract fee for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.



DEDUCTION FOR ACCOUNT EXPENSE FEE



At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the annual contract fee. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.



DEDUCTION FOR MORTALITY AND EXPENSE RISK FEE


We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

CHARGES FOR OPTIONAL BENEFITS

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary.


If you choose the annual stepped-up death benefit, GMDB or the GMDB Plus as described under "Death Benefit," the annual charge is the following percentages of the optional death benefit amounts:



Annual stepped-up death benefit                                 0.25%
  (currently the charge is 0.10%)
GMDB                                                            0.25%
GMDB Plus                                                       0.45%


If you choose the GEB, as described under "Death Benefit," the annual charge is the following percentage of your average variable account value:

GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%

FORM 6722-NSLAC

If you choose the GMIB or the GMIB Plus, the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":

Percent of GMIB guaranteed income base                         0.45%
Percent of GMIB Plus guaranteed income base                    0.50%

If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under "Optional Guaranteed Principal Access ("GPA") Rider":

For the 7% guaranteed annual withdrawal                        0.40%
For the 8% guaranteed annual withdrawal                        0.50%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under "Optional Guaranteed Principal Protection ("GPP")":

Percent of GPP beginning contract value                        0.20%

TRANSFER FEE


We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See "Transfers among Subaccounts" below.


DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 4.0%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

FORM 6722-NSLAC

EXTRA CREDIT

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAN and to the Guaranteed Account in the same ratio as the purchase payments. We are able to pay you this extra 4% credit because (a) the contract's surrender charge is higher than that of other similar contracts that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an extra credit. National Security will profit to the extent revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within eight years after their purchase payment) might exceed the amount of extra credits.

Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits, and extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra credits within one year of your confinement remain part of your contract value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit.

While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of that credit is recaptured when there has been negative investment performance:

  - during the period prior to exercise of free look rescission rights; or

  - during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon.

Extra Credits that we recover if you

  - exercise your free look option,

  - are paid a death benefit (including stepped-up death benefits), or

  - are paid a Nursing Facility Confinement benefit will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be "investment in the contract" as described in Federal Tax Status.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to

FORM 6722-NSLAC
you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our administrative office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Payments received after 4 p.m. (Eastern time) on any process day (earlier those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAN and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office.

OPTIONAL ASSET ALLOCATION MODELS

You may choose an optional asset allocation model for your contract's variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the asset allocation models. You may not use more than one model at a time.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

We have retained Ibbotson Associates to develop 5 asset allocation models, each comprising a combination of the contract's available Funds. Ibbotson selects the Funds for each of the 5 models in accordance with 5 risk/return profiles they have developed. The 5 models range from Model 1 (having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

If your contract includes the optional Guaranteed Principal Protection (GPP) or Guaranteed Principal Access (GPA) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any model.

FORM 6722-NSLAC

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE


We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see "Federal Tax Status" below.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

FORM 6722-NSLAC

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.


We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.



Certain third parties may offer you asset allocation or timing services for your contract. We will honor transfer requests from these third parties only if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.



We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.



The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.


Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.


Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.


FORM 6722-NSLAC

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, ALL OF OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING AS DESCRIBED IN THIS SECTION WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.


Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

- The number of transfers made in a defined period;

- The dollar amount of the transfer;

- The total assets of the portfolios involved in the transfer;

- The investment objectives of the particular portfolios involved in your transfers; and/or

- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.


Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.



Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.



We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.


EFFECTIVE TIME FOR PURCHASE, TRANSFER OR REDEMPTION ORDERS

Orders to purchase, redeem or transfer fund shares received after the close of the New York Stock Exchange, typically 4 p.m. (Eastern time) will not become effective until the next business day.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning our administrative office at 1-877-446-6020 or by accessing our web site at any time at www.nslac.com. You may also request transfers or change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

FORM 6722-NSLAC

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

FORM 6722-NSLAC

OPTIONAL GUARANTEED PRINCIPAL ACCESS ("GPA") RIDER

We may offer a Guaranteed Principal Access ("GPA") rider in those states where permitted. With certain restrictions, this rider guarantees:

      i. you will be able to withdraw a portion (up to 7% or 8%, depending on the rider you choose) of your contract's guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and


      ii. we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term; the eligible contract value is the contract value attributable to the beginning principal amount, and


     iii. we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.

This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection ("GPP") rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract or upon any subsequent contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the Guaranteed Principal Protection ("GPP") rider or the Guaranteed Minimum Income Benefit ("GMIB") rider we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see "Optional Asset Allocation Models"). You may also have a portion of your contract values in a fixed accumulation account, or a dollar cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is ..40% of your contract value for the 7% GPA rider and .50% of your contract value for the 8% GPA rider. If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is terminated.

The annual amount you may withdraw is a percentage (7% or 8%) of the guaranteed principal amount. The guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the guaranteed principal amount is the then-current contract value.

It is not necessary that you withdraw the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%.

FORM 6722-NSLAC

The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.



You may also withdraw more than the guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider and may be subject to a surrender charge. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary you will begin a new 10-year term. As a result, if you take an excess withdrawal when your contract value is less than your guaranteed principal amount, you will forfeit a portion of the prior guaranteed principal amount. In addition if you take an excess withdrawal and as a result your contract value related to the guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.


If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is in effect.

The guaranteed withdrawal amounts are not subject to the surrender charge. This is true even if the amount of your guaranteed withdrawal is more than the amount of the free withdrawal amount under your base contract. Excess withdrawals in an amount more than the guaranteed withdrawal amount may be subject to a surrender charge if the amount withdrawn also exceeds the free withdrawal amount under your base contract (10% of the contract value).

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider. You may reset the rider more than once, but you must wait 5 years between resets.

The guaranteed withdrawal amounts are not subject to the surrender charge. This also applies to reset riders. This is true even if the amount of your guaranteed withdrawal is more than the amount of the free withdrawal amount under your base contract. Excess withdrawals in an amount more than the guaranteed withdrawal amount may be subject to a surrender charge if the amount withdrawn in a year also exceeds the annual free withdrawal amount under your base contract (10% of the contract value).

If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the annual guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original

FORM 6722-NSLAC
owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")

In those states where permitted, you may choose the GPP rider when you apply for the contract, or on a contract anniversary, if the annuitant is then under age
80. GPP is not available when your contract includes the optional Guaranteed Principal Access ("GPA") rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your contract value to increase it to the 'guaranteed contract value' if the contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

     (a) as of the first day of the rider's term or

     (b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your contract value at the end of the term for purposes of determining the benefit amount.

If you choose GPP, you must allocate all variable contract values to one of the asset allocation models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar cost averaging account that transfers to a model that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an asset allocation model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider's guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

NURSING FACILITY CONFINEMENT

We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your

FORM 6722-NSLAC
confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date we receive proof of the annuitant's death and satisfactory instructions from the beneficiary for disposition of the contract. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within the earlier of 120 days after the annuitant's death or 60 days after we receive proof of death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to the Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the stepped-up death benefit amount if the contract has been in effect for at least 8 years (or 1 year if you chose the annual stepped-up death benefit); or

- the guaranteed minimum death benefit (GMDB) or the guaranteed minimum death benefit plus (GMDB Plus), if you chose those options (not available in New
  York).

- the optional enhanced death benefit ("GEB" or "GEB Plus"), plus the greatest of the other options you choose, if you chose that option (not available in New York).

"Net purchase payments" means your total purchase payments minus a pro rata adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the contract value that resulted from the withdrawal.

For the 8-year period beginning on the eighth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the eighth anniversary or (ii) net purchase payments made on or before the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 8-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 8-year period after the eighth anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose the GMDB or GMDB Plus at the time the contract is issued. (This option is not available in New York.) With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the GMDB amount. The GMDB amount is (i) net purchase payments (up to

FORM 6722-NSLAC
two times net purchase payments) plus (ii) a daily increase, until the annuitant attains age 80, (or 85th birthday for GMDB Plus) at an effective annual rate of 6%. Values in the Money Market portfolio or the Guaranteed Account will earn the rate being credited to the Money Market portfolio or the Guaranteed Account on those days in which the values are so allocated. This total death benefit shall not exceed an amount that is equal to two times (i). There is no maximum benefit amount under the GMDB Plus.



Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts by the dollar amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount will reduce by the same percentage reduction of the contract value that resulted from the withdrawal. There is an additional annual charge for this option of 0.25% of the GMDB amount, or 0.45% for the GMDB Plus amount.



The only difference between the GMDB and GMDB Plus is that the increase for the GMDB Plus continues to age 85, has no maximum benefit amount and costs more than the standard GMDB.


In those states where permitted, you may choose the GEB at the time the contract is issued. (This option is not available in New York.) This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the GEB "Plus."

For the regular GEB option, there is an additional charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within the 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

We invest our general assets in our discretion as allowed by New York law. We allocate the investment income from our general assets to those contracts having guaranteed values.

FORM 6722-NSLAC

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or mortality and expense risk undertakings. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

NATIONAL SECURITY EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

FORM 6722-NSLAC

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the

FORM 6722-NSLAC
number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our administrative office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your "guaranteed earnings base," which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your "step-up base," which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize, would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer

FORM 6722-NSLAC
instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments maybe based on an assumption that you will liver longer than the mortality assumed in our then offered annuities.

In those states where permitted, we may also offer a GMIB "Plus" rider. You may not have both GMIB and GMIB Plus on the same contract and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these four differences:

     (1) For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed income base dollar for dollar.

     (2) The annual charge for GMIB Plus is 0.50% of the guaranteed income base.

     (3) The annual accumulation rate for the GMIB Plus rider will be 5.5%.

     (4) Regardless of the annuitant's age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85, or the date that is 24 years from the date that the rider is first issued.


The effect of GMIB Plus is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings base has grown without reducing the guaranteed earnings base below its amount as of the beginning of the current contract year. The GMIB Plus is more suitable for those contract owners wanting to access cash values for income immediately, provided only 6% is withdrawn yearly. The GMIB's pro rata deduction against the guaranteed earnings base could adversely impact the contract owners taking income in tat the guaranteed amount is reduced more aggressively than with the GMIB Plus. In that event, your guaranteed earnings base would be reduced to the amount it was as of the beginning of the contract year. You could continue making such withdrawals year after year and the guaranteed earnings base would then remain at its original level if you make no other purchase payments or withdrawals. In any event, the step-up base is adjusted pro rata for any withdrawals.


Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if GMIB is appropriate for you.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-

FORM 6722-NSLAC
qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy and report any error or inaccuracy to us.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

CONTRACT OWNER INQUIRIES

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index,

FORM 6722-NSLAC

Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the

FORM 6722-NSLAC
value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

FORM 6722-NSLAC

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.


WITHHOLDING ON ANNUITY PAYMENTS


Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM 6722-NSLAC

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $14,000 for 2005.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2005 (increasing to $5,000 in 2008) or (2) 100%
of your earned compensation. Those age 50 or older may make

FORM 6722-NSLAC
an additional IRA contribution of $500 per year in 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $8,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM 6722-NSLAC

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy

FORM 6722-NSLAC

(or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

FORM 6722-NSLAC

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,000 in 2005. Employees age 50 and older may contribute an additional $2,000 in 2005 (increasing to $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.


                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS


         $1,000         $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------
1     $  1,020.00     $1,020.00
2     $  2,060.40     $1,040.40
3     $  3,121.61     $1,061.21
4     $  4,204.04     $1,082.43
5     $  5,308.12     $1,104.08
6     $  6,434.28     $1,126.16
7     $  7,582.97     $1,148.68
8     $  8,754.63     $1,171.65
9     $  9,949.72     $1,195.08
10    $ 11,168.71     $1,218.98
11    $ 12,412.09     $1,243.36
12    $ 13,680.33     $1,268.23
13    $ 14,973.94     $1,293.59
14    $ 16,293.42     $1,319.46
15    $ 17,639.28     $1,345.85
16    $ 19,012.07     $1,372.77
17    $ 20,412.31     $1,400.23
18    $ 21,840.56     $1,428.23
19    $ 23,297.37     $1,456.79
20    $ 24,783.32     $1,485.93
21    $ 26,298.98     $1,515.65
22    $ 27,844.96     $1,545.96
23    $ 29,421.86     $1,576.88
24    $ 31,030.30     $1,608.42
25    $ 32,670.91     $1,640.59
26    $ 34,344.32     $1,673.40
27    $ 36,051.21     $1,706.87

         $1,000         $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------
28    $ 37,792.23     $1,741.01
29    $ 39,568.08     $1,775.83
30    $ 41,379.44     $1,811.35
31    $ 43,227.03     $1,847.58
32    $ 45,111.57     $1,884.53
33    $ 47,033.80     $1,922.22
34    $ 48,994.48     $1,960.66
35    $ 50,994.37     $1,999.87
36    $ 53,034.25     $2,039.87
37    $ 55,114.94     $2,080.67
38    $ 57,237.24     $2,122.28
39    $ 59,401.98     $2,164.73
40    $ 61,610.02     $2,208.02
41    $ 63,862.22     $2,252.18
42    $ 66,159.47     $2,297.22
43    $ 68,502.66     $2,343.16
44    $ 70,892.71     $2,390.02
45    $ 73,330.56     $2,437.82
46    $ 75,817.18     $2,486.58
47    $ 78,353.52     $2,536.31
48    $ 80,940.59     $2,587.04
49    $ 83,579.40     $2,638.78
50    $ 86,270.99     $2,691.56
51    $ 89,016.41     $2,745.39
52    $ 91,816.74     $2,800.30
53    $ 94,673.07     $2,856.31
54    $ 97,586.53     $2,913.44

FORM 6722-NSLAC

         $1,000         $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------
55    $100,558.26     $2,971.71
56    $103,589.43     $3,031.14
57    $106,681.22     $3,091.76
58    $109,834.84     $3,153.60
59    $113,051.54     $3,216.67
60    $116,332.57     $3,281.00
61    $119,679.22     $3,346.62
62    $123,092.81     $3,413.55

         $1,000         $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------
63    $126,574.66     $3,481.82
64    $130,126.16     $3,551.46
65    $133,748.68     $3,622.49
66    $137,443.65     $3,694.94
67    $141,212.53     $3,768.84
68    $145,056.78     $3,844.22
69    $148,977.91     $3,921.10
70    $152,977.47     $3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-9%, Year 2-8%, Year 3-7%, Year 4-6%, Year 5-5%, Year 6-4%, Year 7-2%, Year 8-1%. See "Surrender Charge" in this prospectus for further information regarding application of the surrender charge.

FORM 6722-NSLAC

                                    GLOSSARY

Accumulation unit -- Until annuity payments begin, your contract's value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Annuitant -- A living person whose length of life determines the number of annuity payments to be made.

Annuity unit -- After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Fund -- A mutual fund in which subaccount assets may be invested. See the list of "Available Funds" beginning on page 2.

Subaccount -- A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender -- To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Valuation period -- A period of time ending at 4:00 PM eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each valuation period are determined at the end of that valuation period.

VAN (Variable Account N) -- A separate account of National Security consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account's underlying Funds.

Withdraw -- To receive part of the contract's value without entirely redeeming the contract.

FORM 6722-NSLAC


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements

FORM 6722-NSLAC

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                               VARIABLE ACCOUNT N
                                       OF
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone 1-877-446-6020


                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2005

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated May 1, 2005. To get a free copy of the prospectus for VAN, write or call us at the above address.

                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Registered Public Accounting Firm . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   4
               Financial Statements







                                "NSCORE XTRA VA"

CUSTODIAN
We have a custody agreement with U.S Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAN's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAN at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAN's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAN has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of National Security Variable Account N and National Security Life and Annuity Company for the year ended December 31, 2004 have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 financial statements of National Security Life and Annuity Company refers to a change in the method of accounting for embedded reinsurance derivatives in 2003. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN and the amounts retained by ONEQ for each of the last 3 years have been:

                           Aggregate                      Retained
       Year                Commission                    Commissions
       ----                ----------                    -----------
       2004                 $236,294                         None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the net difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                             n
                     P(1 + T)   = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an assumed average contract value of $82,400. The actual effect that the contract administration charge would have on total returns would be greater than that for contracts having a value less than $50,000. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2004 (assuming surrender of the contract then) are as follows:

                                                         Fund
                                                      Inception    Life                                      Account        Since
                                                         Date    of Fund      1 Yr.      5 Yr.     10 Yr.  Inception *  Inception *
NSCORE XTRA 12/31/04
OHIO NATIONAL FUND, INC.
Money Market                                            7/31/80    4.69%     -9.39%      0.24%      2.53%     8/1/02      -3.44%
Equity                                                  1/14/71    8.32%      1.88%      0.03%      8.26%     8/1/02      21.91%
Bond                                                    11/2/82    6.48%     -4.58%      5.56%      6.11%     8/1/02       4.55%
Omni                                                    9/10/84    5.71%     -3.37%     -7.68%      2.75%     8/1/02       8.64%
S&P 500 Index                                            1/3/97    6.34%     -0.22%     -5.67%       ----     8/1/02      11.37%
International                                           4/30/93    4.68%      2.41%    -11.03%      2.59%     8/1/02      12.57%
International Small Co                                  3/31/95    7.38%     10.20%     -7.50%       ----     8/1/02      21.88%
Capital Appreciation                                    4/30/94   10.33%      1.94%      9.02%     10.58%     8/1/02      13.59%
Discovery                                               4/30/94   10.90%      0.40%     -8.41%      9.65%     8/1/02      13.95%
Aggressive Growth                                       3/31/95   -3.13%     -1.55%    -15.64%       ----     8/1/02      10.07%
Mid Cap Opportunity                                      1/3/97    9.63%      2.99%     -2.74%       ----     8/1/02      21.41%
Capital Growth                                           5/1/98    8.77%      9.05%    -12.17%       ----     8/1/02      19.89%
High Income Bond                                         5/1/98    3.40%      0.14%      4.16%       ----     8/1/02      12.07%
Blue Chip                                                5/1/98    0.73%     -0.91%     -0.83%       ----     8/1/02       9.78%
Small Cap Growth                                         1/3/97    1.28%      0.90%    -13.35%       ----     8/1/02      17.15%
Nasdaq-100 Index                                         5/1/00  -20.55%     -0.52%       ----       ----     8/1/02      22.13%
Bristol                                                  5/1/02    0.94%     -1.88%       ----       ----     8/1/02      10.82%
Bryton                                                   5/1/02   -4.01%     -2.99%       ----       ----     8/1/02      15.38%
Balanced Portfolio                                       5/3/04    3.26%       ----       ----       ----     5/3/04       3.26%
U.S. Equity Portfolio                                    5/3/04   -2.49%       ----       ----       ----     5/3/04      -2.49%
Covered Call Portfolio                                   5/3/04    7.03%       ----       ----       ----     5/3/04       7.03%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation                                           12/31/00   -2.75%     -5.65%     -2.75%       ----     5/1/03       7.50%
FIDELITY VARIABLE INSURANCE PRODUCTS
   (SERVICE CLASS 2 SHARES)
Contrafund                                              1/31/95   12.47%      4.56%     -0.76%       ----     8/1/02      13.40%
Growth                                                  10/9/86    9.32%     -7.31%     -9.83%      8.13%     8/1/02       9.16%
Mid Cap                                                12/28/98   17.88%     13.93%     12.57%       ----     8/1/02      22.24%
Equity-Income                                           10/9/86    9.52%      0.69%      1.84%      9.61%    10/1/03      11.26%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Growth & Income                                         1/12/98    1.67%      8.15%      0.12%       ----     8/1/02      14.32%
CORE U.S. Equity                                        2/13/98    2.42%      4.35%     -4.06%       ----     8/1/02      14.61%
Capital Growth                                          4/30/98    0.54%     -1.42%     -6.89%       ----     8/1/02       9.42%

                                                         Fund
                                                      Inception    Life                                      Account        Since
                                                         Date    of Fund      1 Yr.      5 Yr.     10 Yr.  Inception *  Inception *
JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                                  9/13/93    6.85%     -6.24%    -11.28%      7.39%     8/1/02       8.87%
International Growth                                     5/2/94    9.84%      8.04%     -7.98%     10.78%     8/1/02      15.19%
Worldwide Growth                                        9/13/93    9.19%     -5.92%    -11.85%      8.61%     8/1/02       5.19%
Balanced                                                9/13/93   10.16%     -2.21%     -0.91%     10.89%     8/1/02       5.11%
J.P. MORGAN SERIES TRUST II
JPMorgan Small Co                                        1/3/95    9.87%     16.41%     -0.39%       ----     8/1/02      20.68%
JPMorgan Mid Cap Value                                  9/28/01   16.01%     10.38%       ----       ----     8/1/02      19.30%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap                             11/4/97    7.53%      4.30%     11.04%       ----     8/1/02      16.90%
Lazard Retirement Emerging Markets                      11/4/97    4.24%     19.78%      3.76%       ----     8/1/02      30.86%
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS SHARES)
New Discovery                                            5/1/00   -5.90%     -4.26%       ----       ----     8/1/02      10.65%
Investors Growth Stock                                   5/1/00  -11.57%     -1.52%       ----       ----     8/1/02       7.65%
Mid Cap Growth                                           5/1/00   -9.95%      3.80%       ----       ----     8/1/02      16.32%
Total Return                                             5/1/00    4.93%      0.49%       ----       ----     8/1/02       8.03%
PIMCO (ADMINISTRATIVE CLASS SHARES)
Real Return                                             9/30/99    9.14%     -1.59%      9.57%       ----     8/1/02       6.31%
Total Return                                           12/31/97    4.77%     -5.56%      5.20%       ----     8/1/02       1.90%
Global Bond                                             1/10/02   11.76%      0.07%       ----       ----     8/1/02       9.48%
THE PRUDENTIAL SERIES FUND, INC. (CLASS II SHARES)
Jennison 20/20                                           5/3/99    2.28%      4.78%     -1.06%       ----     8/1/02      14.17%
Jennison                                                4/25/95    6.77%     -1.29%    -10.99%       ----     8/1/02       9.67%
ROYCE CAPITAL FUND
Micro-Cap                                              12/27/96   15.00%      3.27%     15.12%       ----     5/1/03      30.96%
Small-Cap                                              12/27/96   14.08%     14.22%     18.34%       ----     5/1/03      34.49%
UBS SERIES TRUST (CLASS I SHARES)
U.S. Allocation                                         9/28/98    3.47%     -0.15%     -4.02%       ----     8/1/02      11.04%
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   (CLASS II SHARES)
Core Plus Fixed Income                                   5/1/03    5.94%     -6.37%       ----       ----     5/1/03       5.94%
U.S. Real Estate                                         5/1/03   34.24%     25.19%       ----       ----     5/1/03      34.24%

* Account inception is the date the portfolio became part of Variable Account N. Since inception is the annualized return since that date.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                              Financial Statements

                           December 31, 2004 and 2003

        (With Report of Independent Registered Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (the Company) (a wholly owned subsidiary of SMON Holdings, Inc.) as of December 31, 2004 and 2003, and the related statements of operations, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2(j) to the financial statements, the Company changed its method of accounting for embedded reinsurance derivatives in 2003.

March 28, 2005

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                                 Balance Sheets

                           December 31, 2004 and 2003

                  (Dollars in thousands, except share amounts)

                                                                             2004          2003
                                                                           --------      --------
                  ASSETS

Investments (notes 5, 8, and 9):
   Fixed maturities available-for-sale, at
     fair value                                                            $ 26,815        27,031
   Fixed maturity trading securities, at fair
     value                                                                    6,365         6,284
   Mortgage loans on real estate, net                                           853           876
   Short-term investments                                                    10,707           410
                                                                           --------        ------
        Total investments                                                    44,740        34,601

Cash                                                                            350           488
Accrued investment income                                                       446           465
Deferred policy acquisition costs                                               445           268
Reinsurance recoverables (note 12)                                           16,624        15,567
Goodwill and intangible assets (note 13)                                      1,068         1,068
Other assets                                                                     12             6
Assets held in Separate Accounts (note 8)                                     6,366           912
                                                                           --------        ------
        Total assets                                                       $ 70,051        53,375
                                                                           ========        ======
          LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                                 $ 19,501        20,403
Reinsurance payables                                                         10,441         7,589
Reinsurer funds (note 12)                                                     9,710             -
Amounts due to affiliates (note 14)                                             122           192
Deferred federal income taxes (note 7)                                          165           171
Other liabilities                                                               188           110
Liabilities related to Separate Accounts (note 8)                             6,366           912
                                                                           --------        ------
        Total liabilities                                                    46,493        29,377
                                                                           --------        ------
Contingencies (notes 11 and 12)

Stockholder's equity (notes 3 and 10):
   Class A common stock, $250 par value
     Authorized 10,000 shares; issued and outstanding
     10,000 shares
     in 2004 and 2003                                                         2,500         2,500
   Additional paid-in capital                                                22,231        22,231
   Accumulated other comprehensive income                                       933           970
   Retained deficit                                                          (2,106)       (1,703)
                                                                           --------        ------
        Total stockholder's equity                                           23,558        23,998
                                                                           --------        ------
        Total liabilities and stockholder's equity                         $ 70,051        53,375
                                                                           ========        ======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                            Statements of Operations

                  Years ended December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                        2004        2003         2002
                                                                      -------      -------      -------
Revenues (note 12):
   Traditional life and annuity insurance premiums and charges        $ 4,128       4,535        4,526
   Reinsurance ceded premiums                                          (3,856)     (4,541)      (4,951)
                                                                      -------      ------       ------
                                                                          272          (6)        (425)

   Change in value of trading portfolio                                     7          (4)           -
   Change in value of reinsurance derivatives (notes 2(j) and 12)          (7)        (49)           -
   Net investment income (note 5)                                       1,130       1,181        1,180
   Net realized gains (losses) on investments (note 5)                     68         (66)          45
   Other income                                                            10          10            -
                                                                      -------      ------       ------
                                                                        1,480       1,066          800
                                                                      -------      ------       ------

Benefits and expenses (note 12):
   Benefits and claims                                                    222         151           45
   Decrease in policy reserves                                            (54)          -         (473)
   Amortization of deferred policy acquisition costs                        8           5            -
   Other operating costs and expenses (note 14)                         1,707       1,905        1,989
                                                                      -------      ------       ------
                                                                        1,883       2,061        1,561
                                                                      -------      ------       ------

     Loss before Federal income taxes and
        cumulative effect of change in
        accounting principle                                             (403)       (995)        (761)
                                                                      -------      ------       ------

Federal income taxes (note 7):
   Current expense                                                          -           -            -
   Deferred expense                                                         -           -            -
                                                                      -------      ------       ------
                                                                            -           -            -
                                                                      -------      ------       ------
     Loss before cumulative effect of change in
        accounting principle                                             (403)       (995)        (761)
                                                                      -------      ------       ------
Cumulative effect of change in accounting principle (note 2(j))             -          53            -
                                                                      -------      ------       ------
     Net loss                                                         $  (403)       (942)        (761)
                                                                      =======      ======       ======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                 Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                             ACCUMULATED
                                                                ADDITIONAL      OTHER                     TOTAL
                                                    COMMON       PAID-IN    COMPREHENSIVE  RETAINED    STOCKHOLDER'S
                                                     STOCK       CAPITAL        INCOME     DEFICIT        EQUITY
                                                     -----       -------        ------     -------        ------
Balance, January 4, 2002                            $ 2,500       20,889           -             -         23,389

Capital contribution from parent (note 14)                -        1,342           -             -          1,342
Comprehensive income (loss):
   Net loss                                               -            -           -          (761)          (761)
   Other comprehensive income (note 4)                    -            -         383             -            383
                                                                                                           ------
     Total comprehensive loss                                                                                (378)
                                                    -------       ------         ---        ------         ------
Balance, December 31, 2002                            2,500       22,231         383          (761)        24,353

Comprehensive income (loss):
   Net loss                                               -            -           -          (942)          (942)
   Other comprehensive income (note 4)                    -            -         587             -            587
                                                                                                           ------
     Total comprehensive loss                                                                                (355)
                                                    -------       ------         ---        ------         ------
Balance, December 31, 2003                            2,500       22,231         970        (1,703)        23,998

Comprehensive loss:
   Net loss                                               -            -           -          (403)          (403)
   Other comprehensive loss (note 4)                      -            -         (37)            -            (37)
                                                                                                           ------
     Total comprehensive loss                                                                                (440)
                                                    -------       ------         ---        ------         ------
Balance, December 31, 2004                          $ 2,500       22,231         933        (2,106)        23,558
                                                    =======       ======         ===        ======         ======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                            Statements of Cash Flows

                  Years ended December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                        2004          2003           2002
                                                                        ----          ----           ----
Cash flows from operating activities:
   Net loss                                                           $   (403)         (942)         (761)
   Adjustments to reconcile net loss to net cash provided by
     (used in) operating activities:
        Capitalization of deferred policy acquisition costs               (182)         (272)            -
        Amortization of deferred policy acquisition costs                    5             5             -
        Amortization and depreciation                                      236           229           102
        Net realized (gains) losses on invested assets                     (68)           66           (45)
        Change in value of trading securities                               (7)            4             -
        Cumulative effect of change in accounting principle                  -           (53)            -
        Change in value of reinsurance derivative                            7            49             -
        Decrease (increase) in accrued investment income                    19          (165)          (36)
        Increase in reinsurance recoverables and other assets           (1,063)       (6,055)         (512)
        Increase in funds withheld-modco reinsurance                     2,848         6,785             -
        Increase in reinsurer's funds                                    9,710             -             -
        Decrease in future policy benefits and claims                     (440)          (19)         (760)
        Increase (decrease) in other liabilities                            78            28          (440)
        (Decrease) increase in amounts due to affiliates                   (70)         (672)          771
        Increase (decrease) in reinsurance payables                          4          (172)         (365)
        Other, net                                                         (38)            9            (1)
                                                                      --------      --------        ------
          Net cash provided by (used in) operating activities           10,636        (1,175)       (2,047)
                                                                      --------      --------        ------

Cash flows from investing activities:
   Proceeds from sales and maturities of fixed maturities
     available-for-sale                                                  1,186        11,345         3,162
   Proceeds from repayment of mortgage loans on real estate                 22            21             3
   Cost of fixed maturities available-for-sale acquired                 (1,223)      (23,754)       (4,985)
   Cost of mortgage loans on real estate acquired                            -             -          (900)
                                                                      --------      --------        ------
          Net cash used in investing activities                            (15)      (12,388)       (2,720)
                                                                      --------      --------        ------
Cash flows from financing activities:
   Investment product account deposits                                   5,064        20,585             -
   Investment product account withdrawals                               (5,526)       (7,685)            -
   Additional capital contributions                                          -             -         1,342
                                                                      --------      --------        ------
          Net cash (used in) provided by financing activities             (462)       12,900         1,342
                                                                      --------      --------        ------
          Net increase (decrease) in cash and cash equivalents          10,159          (663)       (3,425)
Cash and cash equivalents, beginning of year                               898         1,561         4,986
                                                                      --------      --------        ------
Cash and cash equivalents, end of year                                $ 11,057           898         1,561
                                                                      ========      ========        ======
Supplemental disclosure:
   Federal income taxes paid                                          $      -             -           150
                                                                      ========      ========        ======

See accompanying notes to financial statements

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(1)   ORGANIZATION AND BUSINESS DESCRIPTION

      National Security Life and Annuity Company (NSLAC or the "Company"), formerly known as First ING Life Insurance Company of New York (First ING
      Life), is domiciled in New York and, as of January 4, 2002 became a subsidiary of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (Security Mutual) to acquire First ING Life.

      On May 3, 2001, Security Life of Denver Insurance Company (the former Parent of the Company), entered into a stock purchase agreement with Security Mutual, ONFS and SMON to sell First ING Life to SMON. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

      The Company, when under the control of the former Parent of the Company, assumed and retroceded traditional life insurance. This assumed and retroceded book of business is currently in runoff. After January 4, 2002, the Company markets a portfolio of variable life insurance and variable annuity products through its general agency system in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 18 states and the District of Columbia.

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories, or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

            CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last two years, the Company has begun to sell variable annuity products. As a result of these new product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of variable annuity products contributed approximately 42% and 39% of total variable annuity deposits in 2004 and 2003, respectively. Based on policyholder account balances, the Company's largest distributor accounted for approximately 39% and 41% of total deferred annuity reserves as of December 31, 2004 and December 31, 2003, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

      The second concentration risk arises from the Company's use of reinsurance. The exposure risk from the variable annuity sales is mitigated by the use of reinsurance. The Company has entered into a 50% modified coinsurance agreement with The Ohio National Life Insurance Company (ONLIC), an affiliated insurer. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, we could be required to limit future annuity sales, seek additional capital, or both.

      EQUITY MARKET RISK is the risk of loss due to declines in the equity markets that the Company participates in. The Company's primary equity risk relates to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims.

      The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The Company began offering the GMDB feature in 2003, and no reserves were required at December 31, 2004 or 2003.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

      (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT INCOME

            Fixed maturity securities related to funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying statements of operations. Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity.

            The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "internal pricing matrix" is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 98.3% of the fair values of fixed maturity securities were obtained from independent pricing services and 1.7% from the Company's pricing matrices.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

      Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.

      Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment (OTI) is recognized and the purchased beneficial interest is written down to fair value. OTI losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates and estimated cash flows.

      Interest is accrued as earned.

(b)   REVENUES AND BENEFITS

      Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due. Benefits are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits.

      Investment Products: Investment products consist of variable annuities and variable universal life. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to charges assessed on investment contracts and universal life contracts is determined based upon the nature of such charges. All charges are assessed on a daily, monthly or

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(c)   DEFERRED POLICY ACQUISITION COSTS (DAC)

      The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been capitalized. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges.

      The Company's long-term assumption for net separate account performance is 8.59%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

      Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statement of operations.

(d)   SEPARATE ACCOUNTS

      Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

      In 2003, the Company began selling a guaranteed minimum income benefit
      (GMIB) rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of
      (a) the premiums increased at 5.50% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

      In 2004, the Company began selling guaranteed minimum accumulation benefit
      (GMAB) riders, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMAB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

(e)   FUTURE POLICY BENEFITS

      Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 6).

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      Future policy benefits for investment products in the accumulation phase and universal life products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

(f)   REINSURANCE

      Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

(g)   FEDERAL INCOME TAXES

      The Company files a separate federal income tax return and utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

(h)   CASH EQUIVALENTS

      For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(i)   USE OF ESTIMATES

      In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, Federal income taxes, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets.

(j)   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

      Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1) was issued on October 23, 2003. On September 8, 2004, the Financial Accounting Standards Board (FASB) exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF Issue 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

      In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP 03-1), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in Separate Accounts, sales inducements, annuitization options and indexed returns on Separate Accounts. The Company adopted SOP 03-1 on January 1, 2004. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      In June 2004, the FASB issued a FSP SFAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP SFAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP SFAS 97-1, is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP SFAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP SFAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

      In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the Company is the "primary beneficiary" of a VIE. The primary beneficiary is the Company that absorbs a majority of the VIEs expected losses, residual returns or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The adoption of FIN 46 did not have any impact on the results of operations or financial position of the Company.

      In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS No. 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

      In April 2003, the FASB issued Derivatives Implementation Group (DIG) Issue B36, Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36), which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

      For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of NSLAC. Any alternative valuation techniques employed will be consistent with those used by NSLAC for its portfolio valuation purposes. Any mortgage loans subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by NSLAC for disclosures pursuant to SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107).

      The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net loss by $53. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. For additional information about the impact of DIG B36, see note 12.

(k)   RECLASSIFICATIONS

      Certain amounts in the 2003 and 2002 financial statements have been reclassified to conform to the 2004 presentation.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(3)   BASIS OF PRESENTATION

      The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
      (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

      The statutory basis net loss of NSLAC was $463, $742, and $1,078 for the years ended December 31, 2004, 2003, and 2002, respectively. The statutory basis capital and surplus of NSLAC was $21,159 and $21,666 as of December 31, 2004 and 2003, respectively. The primary reasons for the differences between equity and net loss on a GAAP basis versus capital and surplus and net loss on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) the fixed maturity securities that are related to the Company's funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (6) reserves are reported gross of ceded reinsurance balances; (7) changes in deferred taxes are recognized in operations; (8) there is a presentation of other comprehensive income and comprehensive income; and (9) the statements of cash flows are not presented in the manner prescribed by the NAIC.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(4)   OTHER COMPREHENSIVE INCOME (LOSS)

      Other Comprehensive Income (Loss) includes net income (loss) as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income (loss). The related before and after Federal tax amounts for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                                                        2004      2003      2002
                                                                        ----      ----      ----
Unrealized (losses) gains on securities
   available- for-sale arising during the period                        $(43)      420       589
     Related Federal tax benefit (expense)                                 6       (63)     (206)
     Tax rate change                                                       -       116         -
                                                                        ----      ----      ----
             Net                                                         (37)      473       383
                                                                        ----      ----      ----

Less:
   Reclassification adjustment for:
     Net gains on securities available-
        for-sale realized during the period:
          Gross                                                            -      (187)        -
          Related Federal tax expense                                      -        28         -
     Securities transferred from available- for-sale to trading:
          Gross                                                            -        53         -
          Related Federal tax expense                                      -        (8)        -
                                                                        ----      ----      ----
             Net                                                           -      (114)        -
                                                                        ----      ----      ----
             Total other comprehensive
               income (loss)                                            $(37)      587       383
                                                                        ====      ====      ====

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(5)   INVESTMENTS

      An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                  INVESTMENT INCOME
                                           ---------------------------------
                                            2004         2003         2002
                                            ----         ----         ----
Gross investment income:
   Fixed maturities available for sale     $ 1,336        1,153        1,188
   Fixed maturity trading securities           243          159            -
   Mortgage loans on real estate                64           66           17
   Short-term investments                       13           15           15
   Other                                         -          (15)           1
                                           -------      -------      -------
     Total gross investment income           1,656        1,378        1,221
Investment income due to reinsurers           (523)        (150)           -
Investment expenses                             (3)         (47)         (41)
                                           -------      -------      -------
     Net investment income                 $ 1,130        1,181        1,180
                                           =======      =======      =======

                                                   REALIZED GAINS (LOSSES) ON INVESTMENTS
                                                   --------------------------------------
                                                    2004            2003            2002
                                                    ----            ----            ----
Gross realized gains (losses) on investment:
   Fixed maturities available for sale              $ 68             (69)             45
   Fixed maturity trading securities                   -               3               -
   Mortgage loans on real estate                       -              (1)              -
   Other                                               -               1               -
                                                    ----            ----            ----
     Net realized gains (losses) on
        investments                                   68             (66)             45
                                                    ====            ====            ====

There were no OTI write-downs in 2004, 2003 or 2002.

As part of the Company's adoption of DIG B36 in 2003, certain fixed maturity securities were transferred from the available-for-sale category to trading. The gain realized from this transfer was $53.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The amortized cost and estimated fair value of fixed maturities securities available-for-sale and trading were as follows:

                                                         DECEMBER 31, 2004
                                          -----------------------------------------------
                                                        GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                            COST        GAINS        LOSSES    FAIR VALUE
                                            ----        -----        ------    ----------
Securities available-for-sale:
   Fixed maturities:
     U.S. Treasury securities and
        obligations of U.S. government     $ 3,261         229           -        3,490
     Debt securities issued by
        foreign governments                    270           -          (9)         261
     Corporate securities                   18,107         966        (118)      18,955
     Mortgage-backed securities              4,077          95         (63)       4,109
                                           -------     -------     -------      -------
          Total fixed maturities           $25,715       1,290        (190)      26,815
                                           =======     =======     =======      =======
Trading securities:
   Fixed maturity corporate securities     $ 6,357         104         (96)       6,365
                                           =======     =======     =======      =======

                                                         DECEMBER 31, 2004
                                          -----------------------------------------------
                                                        GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                            COST        GAINS        LOSSES    FAIR VALUE
                                            ----        -----        ------    ----------
Securities available-for-sale:
   Fixed maturities:
     U.S. Treasury securities and
        obligations of U.S. government     $ 3,299        224            -        3,523
     Debt securities issued by
        foreign governments                    274          -          (10)         264
     Corporate securities                   18,998        953         (162)      19,789
     Mortgage-backed securities              3,317        155          (17)       3,455
                                           -------      -----         ----       ------
          Total fixed maturities           $25,888      1,332         (189)      27,031
                                           =======      =====         ====       ======
Trading securities:
   Fixed maturities corporate securities   $ 6,288         95          (99)       6,284
                                           =======      =====         ====       ======

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                 2004          2003
                                 ----          ----
Gross unrealized gain           $ 1,100        1,143
Deferred federal income tax        (167)        (173)
                                -------      -------
                                $   933          970
                                =======      =======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

                                        2004      2003     2002
                                        ----      ----     ----
Fixed maturities available-for-sale     $(43)      554      589

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2004, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2004.

                                                          FIXED MATURITY SECURITIES
                                               ------------------------------------------------
                                                  AVAILABLE-FOR-SALE            TRADING
                                               -----------------------   ----------------------
                                               AMORTIZED     ESTIMATED    AMORTIZED   ESTIMATED
                                                 COST       FAIR VALUE      COST     FAIR VALUE
                                                 ----       ----------      ----     ----------
Due in one year or less                         $   250          255            -           -
Due after one year through five years            12,173       12,360        5,471       5,376
Due after five years through ten years            9,964       10,521          886         989
Due after ten years                               3,330        3,679            -           -
                                                -------      -------       ------       -----
                                                $25,717       26,815        6,357       6,365
                                                =======      =======       ======       =====

The Company reviews investments for OTI based on a number of factors. Each security subject to review is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at on the basis of two key criteria. The nature of the decline is analyzed to determine whether or not the issues involved are of a long term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      include trading imbalances due to speculation activity or low overall trading volume. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery.

      Based upon analysis as described above, the Company believes that no securities reflected in the table below as of December 31, 2004 were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                   LESS THAN 12 MONTHS      12 MONTHS OR LONGER             TOTAL
                                   -------------------     ----------------------    ---------------------
                                   FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR      UNREALIZED
                                   VALUE       LOSSES       VALUE        LOSSES       VALUE       LOSSES
                                   -----       ------       -----        ------       -----       ------
Foreign government securities     $     -          -          261          (9)          261         (9)
Corporate bonds                     5,424        (70)       6,531        (144)       11,955       (214)
Mortgage-backed securities          1,911        (45)         459         (18)        2,370        (63)
                                  -------       ----        -----        ----        ------       ----
   Total impaired securities      $ 7,335       (115)       7,251        (171)       14,586       (286)
                                  =======       ====        =====        ====        ======       ====

      The proceeds from the sale of securities available-for-sale and trading (excluding calls) during 2004, 2003 and 2002 were $962, $11,345 and $3,162, respectively. Gross realized gains and (losses) on those sales during 2004, 2003 and 2002 were $68, $(66) and $45, respectively.

      Investments with an amortized cost of $1,628 and $1,645 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

      The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosed mortgage loans during the years ended December 31, 2004 and 2003.

(6)   FUTURE POLICY BENEFITS AND CLAIMS

      The liability for future policy benefits for investment contracts (approximately 72% and 63% of the total liability for future policy benefits as of December 31, 2004 and 2003, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.29% and 3.25% for the years ended December 31, 2004 and 2003. No such products were sold in 2002.

      The liability for future policy benefits for traditional life products is based on the following mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.

(7)   FEDERAL INCOME TAX

      At December 31, 2004, the Company had available an unused net operating loss (NOL) of $2,429 that may be applied against future taxable income. The NOL expires on December 31, 2017, 2018 and 2019. The Company also had a capital loss carryforward at December 31, 2004 of $20, which expires on December 31, 2008.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The difference between the expected tax benefit and the actual tax benefit is due to the recognition of a deferred tax asset valuation allowance for the NOL and the capital loss carryforward. The tax expense related to the cumulative effect of a change in accounting principle in 2003 was $28.

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2004 and 2003 relate to the following:

                                                                   2004           2003
                                                                   ----           ----
Deferred tax assets:
   Future policy benefits                                         $ 1,067        1,281
   Capital loss carryforward                                            3            9
   NOL carryforward                                                   364          222
   Funds withheld-modco reinsurance                                 1,402          995
   Other                                                               72           77
                                                                  -------        -----
     Total gross deferred tax assets                                2,908        2,584
   Valuation allowance on deferred tax assets                        (297)        (237)
                                                                  -------        -----
     Net deferred tax assets                                        2,611        2,347
                                                                  -------        -----
Deferred tax liabilities:
   Deferred policy acquisition costs                                   45           23
   Fixed maturity securities available-for-sale                       167          173
   Reinsurance recoverable                                          2,399        2,161
   Other                                                              165          161
                                                                  -------        -----
     Total gross deferred tax liabilities                           2,776        2,518
                                                                  -------        -----
     Net deferred tax liability                                   $  (165)        (171)
                                                                  =======        =====

The Company has determined that a deferred tax asset valuation allowance of $297 and $237 was needed as of December 31, 2004 and 2003, respectively. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities in making this assessment.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(8)   DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

      SFAS 107 requires disclosure of fair value information about existing on- and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      The following methods and assumptions were used by the Company in estimating its fair value disclosures:

      - Cash, Short-Term Investments, Benefits Payable - The carrying amount reported in the balance sheets for these instruments approximates their fair value.

      - Investment Securities - Fair value for fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of the investments.

      - Separate Account Assets and Liabilities - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

      - Mortgage Loans on Real Estate - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

      - Investment Contracts - Fair value for the Company's liabilities under investment type contracts is estimated using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31, 2004:

                                                          2004                         2003
                                                ------------------------       ------------------------
                                                 CARRYING    ESTIMATED         CARRYING      ESTIMATED
                                                 AMOUNT      FAIR VALUE        AMOUNT        FAIR VALUE
                                                 ------      ----------        ------        ----------
Assets:
   Investments:
     Fixed maturities
        available-for-sale                      $ 26,815       26,815           27,031        27,031
     Fixed maturity trading securities             6,365        6,365            6,284         6,284
     Mortgage loans on real estate                   853          924              876           926
     Short-term investments                       10,707       10,707              410           410
     Cash                                            350          350              488           488
     Assets held in Separate
        Accounts                                   6,366        6,366              912           912
Liabilities:
     Deferred annuity contracts                 $ 13,180       12,838           12,900        12,603
     Reinsurance benefits payables                   795          795              799           799
     Liabilities related to Separate
        Accounts                                   6,366        6,366              912           912

(9)   ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

      Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company had commercial mortgage loans with carry values of $853 and $876 as of December 31, 2004 and 2003, respectively. The valuation allowance for mortgages loans was $3 and $1 as of December 31, 2004 and 2003, respectively.

(10)  REGULATORY RISK-BASED CAPITAL AND DIVIDEND RESTRICTIONS

      As of December 31, 2004, NSLAC exceeded the minimum risk-based capital requirements as established by the NAIC.

      The Company did not pay any dividends in 2004, 2003 or 2002. The Company cannot pay any dividends in 2005 without prior approval by the Department.

(10)  CONTINGENCIES

      The Company is a defendant in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without adverse impact on the financial condition of the Company.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(12)  REINSURANCE

      The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company ceded 100% of the gross earned life and accident and health premiums during 2004, 2003 and 2002, respectively, as this business is in run-off.

      The Company has entered into a 50% modified coinsurance agreement with ONLIC, an affiliated insurer, to facilitate the sale of variable annuity products. As these are deposit type products, there is no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations. The Company has recorded a liability related to this agreement of $7 as of December 31, 2004. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.

      Amounts in the accompanying financial statements related to life and accident and health ceded business as of and for the years ended December 31, 2004, 2003 and 2002 are as follows:

                                               2004       2003       2002
                                               ----       ----       ----
Premiums                                      $3,856      4,541      4,951
Benefits incurred                              3,973      6,208      5,304
Commission and expense allowances                168        221        227
Reinsurance recoverable:
   Reserves for future policy benefits         5,601     12,452      6,022
   Benefits payable                              778      1,957      1,500
   Paid losses and expense allowances due        631      1,158      1,841

At December 31, 2004 and 2003, $5,500 and $6,755, respectively, of the Company's reinsurance recoverable on life reserves and benefits payable was retroceded to one reinsurer. For year ended 2003 the ceded reserves were fully collateralized by a letter of credit in the amount of $10,500. This letter of credit was established in accordance with the terms of the reinsurance agreement. During the first quarter of 2004, the Company exercised its right to cash the $10,530 letter of credit guaranteeing $6,755 of reserves credited to SCOR VIE, a foreign insurer. The funds received from the letter of credit have been invested in cash equivalents.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company regularly evaluates the financial condition of its retrocessionaires.

(13)  GOODWILL AND OTHER INTANGIBLE ASSETS

      As a result of the acquisition by SMON in 2002, the Company identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142, Goodwill and Other Intangible Assets.

      The following table illustrates the intangible assets and goodwill associated with the purchase and their carrying value as of December 31, 2004 and 2003, respectively:

                                                 2004          2003
                                                 ----          ----
Unamortizable intangible assets:
   Insurance licenses                         $       275       275
   Goodwill                                           793       793
                                              -----------     -----
                                              $     1,068     1,068
                                              ===========     =====

      The Company's only intangible asset is related to insurance licenses acquired with the purchase of the Company. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

      The goodwill asset is also entirely attributable to the purchase of the Company. The Company currently pays no federal income taxes. However, if the Company becomes a taxpayer in the future, we would take a tax deduction for goodwill over a 15-year life. Goodwill is tested annually for impairment. Impairment testing consists of determining a fair value for the Company. When evaluating whether goodwill is impaired, the Company compares the fair value determined above to current carrying value (equity), including goodwill. If the carrying amount of the Company exceeds the fair value, an impairment loss must be measured. Based upon impairment testing for the years ended December 31, 2004, 2003 and 2002, no impairment was deemed necessary.

(14)  RELATED PARTY TRANSACTIONS

      During the fourth quarter of 2002, NSLAC received a capital contribution of $1,342 from SMON.

      As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company's business. Billings are determined by the Company's parent based upon the parent's judgment. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

                                                                     (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      During 2002, NSLAC entered into separate administrative service agreements with ONLIC, a subsidiary of ONFS, and Security Mutual. These agreements were approved by the Department. During 2002, NSLAC also entered into an investment management agreement with Ohio National Investments, Inc.
      (ONI), an affiliate. This agreement also was approved by the Department. During 2002, NSLAC entered into an underwriting agreement with Ohio National Equities, Inc. (ONEQ), an affiliate. The terms of the above agreements call for periodic cash settlements. The amounts that NSLAC owed ONLIC, Security Mutual, ONEQ and ONI as of December 31, 2004, 2003 and 2002 were as follows:


                                            2004          2003      2002
                                            ----          ----      ----
ONLIC                                      $    85         121       585
Security Mutual                                 13          45       262
ONEQ                                            24          26         -
ONI                                              -           -        17
                                           -------         ---       ---
   Total service charges owed              $   122         192       864
                                           =======         ===       ===

      Charges for all services from ONLIC, Security Mutual, ONEQ and ONI for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                            2004          2003      2002
                                            ----          ----      ----
ONLIC                                      $   984       1,082      1,537
Security Mutual                                192         228        431
ONEQ                                           169         152          -
ONI                                              7          46         17
                                           -------       -----      -----
   Total service charges owed              $ 1,352       1,508      1,985
                                           =======       =====      =====

(15)  SUBSEQUENT EVENT

      On January 18, 2005, ONLIC and Security Mutual announced the termination of the 2004 stock purchases agreement between Security Mutual and ONLIC due to the failure of the agreement to receive the approval of the Department. The agreement called for ONLIC to acquire Security Mutual through a sponsored demutualization. Security Mutual was to convert to a stock company then sell its stock to ONLIC. The transaction required the approval of the Department, which officially disapproved the agreement effective December 30, 2004.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
18,406 Shares (Cost $445,975)...............................    $  512,615             $  512,615
Money Market Subaccount
70,892 Shares (Cost $708,923)...............................       708,923                708,923
Bond Subaccount
22,666 Shares (Cost $247,706)...............................       256,811                256,811
Omni Subaccount
1,922 Shares (Cost $24,648).................................        25,076                 25,076
International Subaccount
53,650 Shares (Cost $465,874)...............................       527,912                527,912
Capital Appreciation Subaccount
3,810 Shares (Cost $58,161).................................        62,147                 62,147
International Small Co. Subaccount
2,230 Shares (Cost $28,375).................................        32,764                 32,764
Small Cap Growth Subaccount
2,760 Shares (Cost $18,970).................................        22,580                 22,580
Mid Cap Opportunity Subaccount
2,027 Shares (Cost $30,332).................................        32,095                 32,095
S&P 500 Index Subaccount
22,239 Shares (Cost $265,753)...............................       279,327                279,327
Blue Chip Subaccount
15,503 Shares (Cost $163,021)...............................       169,755                169,755
High Income Bond Subaccount
6,095 Shares (Cost $48,283).................................        52,718                 52,718
Nasdaq-100 Index Subaccount
37,663 Shares (Cost $147,300)...............................       157,430                157,430
U.S. Equity Subaccount
10,814 Shares (Cost $112,391)...............................       126,635                126,635
Covered Call Subaccount
794 Shares (Cost $8,076)....................................         8,537                  8,537

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
1,923 Shares (Cost $36,024).................................        43,169                 43,169

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
3,499 Shares (Cost $40,321).................................        40,273                 40,273
US Real Estate Subaccount
5,602 Shares (Cost $90,808).................................       114,170                114,170

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
5,363 Shares (Cost $58,405).................................    $   62,799             $   62,799
Core US Equity Subaccount
7,800 Shares (Cost $85,296).................................        96,877                 96,877
Capital Growth Subaccount
25,951 Shares (Cost $257,441)...............................       269,632                269,632

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
8,238 Shares (Cost $93,514).................................       114,596                114,596
Small Cap Subaccount
10,839 Shares (Cost $164,738)...............................       183,173                183,173

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
13,645 Shares (Cost $143,953)...............................       166,882                166,882
Jennison Subaccount
2,530 Shares (Cost $41,123).................................        45,457                 45,457

UBS SERIES TRUST:
U.S. Allocation Subaccount
1,438 Shares (Cost $16,896).................................        19,355                 19,355

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CL 2:
VIP Mid Cap Subaccount
8,429 Shares (Cost $215,415)................................       251,865                251,865
VIP Contrafund Subaccount
17,589 Shares (Cost $423,889)...............................       463,482                463,482
VIP Growth Subaccount
10,128 Shares (Cost $314,985)...............................       320,434                320,434
VIP Equity Income Subaccount
541 Shares (Cost $12,247)...................................        13,568                 13,568

JANUS ASPEN SERIES -- SERVICE SHARES:
Worldwide Growth Subaccount
328 Shares (Cost $8,124)....................................         8,727                  8,727
Balanced Subaccount
43 Shares (Cost $964).......................................         1,087                  1,087
International Growth Subaccount
412 Shares (Cost $9,787)....................................        11,098                 11,098

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
2,593 Shares (Cost $40,126).................................    $   46,371             $   46,371
Mid Cap Value Subaccount
7,794 Shares (Cost $172,355)................................       202,021                202,021

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
899 Shares (Cost $13,194)...................................        13,220                 13,220
Investors Growth Stock Subaccount
4,369 Shares (Cost $37,255).................................        40,803                 40,803
Total Return Subaccount
2,415 Shares (Cost $44,575).................................        51,318                 51,318

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
17,882 Shares (Cost $228,649)...............................       231,037                231,037
Total Return Subaccount
26,668 Shares (Cost $277,284)...............................       280,276                280,276
Global Bond Subaccount
2,532 Shares (Cost $32,483).................................        33,596                 33,596

ROYCE CAPITAL FUND:
Micro-Cap Subaccount
2,826 Shares (Cost $30,960).................................        32,499                 32,499
Small-Cap Subaccount
18,534 Shares (Cost $151,036)...............................       166,803                166,803

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE SHARES:
Appreciation Subaccount
1,498 Shares (Cost $50,148).................................        53,125                 53,125
                                                                ----------             ----------

TOTALS......................................................    $6,353,038             $6,353,038
                                                                ==========             ==========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                    OHIO NATIONAL FUND, INC.
                                   ------------------------------------------------------------------------------------------
                                                    MONEY                                                          CAPITAL
                                     EQUITY         MARKET          BOND           OMNI        INTERNATIONAL     APPRECIATION
                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                   ----------     ----------     ----------     ----------     -------------     ------------
                                      2004           2004           2004           2004            2004              2004
                                   ----------     ----------     ----------     ----------     -------------     ------------
Investment activity:
  Reinvested dividends...........   $   215        $ 5,171        $     0          $337           $     0           $  225
  Risk & administrative expense
     (note 3)....................    (3,980)        (5,678)        (1,899)          (36)           (4,074)            (392)
                                    -------        -------        -------          ----           -------           ------
     Net investment activity.....    (3,765)          (507)        (1,899)          301            (4,074)            (167)
                                    -------        -------        -------          ----           -------           ------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.......         0              0              0             0                 0                0
  Realized gain (loss)...........     2,410             (1)           314             0             1,521               34
  Unrealized gain................    54,443              0          9,472           428            50,379            3,986
                                    -------        -------        -------          ----           -------           ------
     Net gain (loss) on
       investments...............    56,853             (1)         9,786           428            51,900            4,020
                                    -------        -------        -------          ----           -------           ------
          Net increase (decrease)
            in contract owners'
            equity from
            operations...........   $53,088        $  (508)       $ 7,887          $729           $47,826           $3,853
                                    =======        =======        =======          ====           =======           ======

                                     OHIO NATIONAL FUND, INC.
                                   ----------------------------
                                   INTERNATIONAL     SMALL CAP
                                     SMALL CO.         GROWTH
                                    SUBACCOUNT       SUBACCOUNT
                                   -------------     ----------
                                       2004             2004
                                   -------------     ----------
Investment activity:
  Reinvested dividends...........     $  312           $    0
  Risk & administrative expense
     (note 3)....................       (318)            (241)
                                      ------           ------
     Net investment activity.....         (6)            (241)
                                      ------           ------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.......          0                0
  Realized gain (loss)...........          8               14
  Unrealized gain................      4,339            2,621
                                      ------           ------
     Net gain (loss) on
       investments...............      4,347            2,635
                                      ------           ------
          Net increase (decrease)
            in contract owners'
            equity from
            operations...........     $4,341           $2,394
                                      ======           ======

                                                   MID CAP        S&P 500                      HIGH INCOME
                                                 OPPORTUNITY       INDEX        BLUE CHIP         BOND         NASDAQ-100
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                 -----------     ----------     ----------     -----------     ----------
Investment activity:
  Reinvested dividends.........................    $    0         $ 2,994        $ 2,172         $  159         $     0
  Risk & administrative expense (note 3).......       (54)         (2,393)        (1,692)          (519)         (1,406)
                                                   ------         -------        -------         ------         -------
     Net investment activity...................       (54)            601            480           (360)         (1,406)
                                                   ------         -------        -------         ------         -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.....................         0               0              0              0               0
  Realized gain (loss).........................        12            (128)           (32)           241             (48)
  Unrealized gain..............................     1,763          13,574          6,647          3,930          10,130
                                                   ------         -------        -------         ------         -------
     Net gain on investments...................     1,775          13,446          6,615          4,171          10,082
                                                   ------         -------        -------         ------         -------
          Net increase in contract owners'
            equity from operations.............    $1,721         $14,047        $ 7,095         $3,811         $ 8,676
                                                   ======         =======        =======         ======         =======

                                                                  COVERED
                                                 U.S. EQUITY        CALL
                                                 SUBACCOUNT      SUBACCOUNT
                                                 -----------     ----------
Investment activity:
  Reinvested dividends.........................    $     0          $  0
  Risk & administrative expense (note 3).......       (304)          (19)
                                                   -------          ----
     Net investment activity...................       (304)          (19)
                                                   -------          ----
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.....................          0             0
  Realized gain (loss).........................         23             0
  Unrealized gain..............................     14,244           461
                                                   -------          ----
     Net gain on investments...................     14,267           461
                                                   -------          ----
          Net increase in contract owners'
            equity from operations.............    $13,963          $442
                                                   =======          ====

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                    STRONG
                              VARIABLE INSURANCE          VAN KAMPEN UNIVERSAL
                                 FUNDS, INC.         INSTITUTIONAL FUNDS - CLASS II       GOLDMAN SACHS VARIABLE INSURANCE TRUST
                              ------------------     -------------------------------     ----------------------------------------
                                                       CORE PLUS          US REAL         GROWTH &       CORE US        CAPITAL
                                OPPORTUNITY II        FIXED INCOME         ESTATE          INCOME         EQUITY         GROWTH
                                  SUBACCOUNT           SUBACCOUNT        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                              ------------------     --------------     ------------     ----------     ----------     ----------
                                     2004                 2004              2004            2004           2004           2004
                              ------------------     --------------     ------------     ----------     ----------     ----------
Investment activity:
  Reinvested dividends......        $    0                $ 888            $ 1,152         $  782         $1,004        $ 1,790
  Risk & administrative
     expense (note 3).......          (533)                (351)              (890)          (228)          (927)        (2,383)
                                    ------                -----            -------         ------         ------        -------
     Net investment
       activity.............          (533)                 537                262            554             77           (593)
                                    ------                -----            -------         ------         ------        -------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital
     gains..................             0                   54              1,358              0              0              0
  Realized gain (loss)......            46                   (3)             1,474             15            224            (26)
  Unrealized gain (loss)....         5,344                  (80)            21,769          4,312          9,528         11,817
                                    ------                -----            -------         ------         ------        -------
     Net gain (loss) on
       investments..........         5,390                  (29)            24,601          4,327          9,752         11,791
                                    ------                -----            -------         ------         ------        -------
          Net increase in
            contract owners'
            equity from
            operations......        $4,857                $ 508            $24,863         $4,881         $9,829        $11,198
                                    ======                =====            =======         ======         ======        =======

                                                              LAZARD RETIREMENT           THE PRUDENTIAL SERIES        UBS SERIES
                                                                SERIES, INC.                    FUND, INC.               TRUST
                                                          -------------------------     --------------------------     ----------
                                                           EMERGING        SMALL         JENNISON                         U.S.
                                                            MARKET          CAP         20/20 FOCUS      JENNISON      ALLOCATION
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                          ----------     ----------     -----------     ----------     ----------
                                                             2004           2004           2004            2004           2004
                                                          ----------     ----------     -----------     ----------     ----------
Investment activity:
  Reinvested dividends..................................   $   386        $     0         $     0         $   18         $   41
  Risk & administrative expense (note 3)................      (671)        (1,414)         (1,554)          (292)          (187)
                                                           -------        -------         -------         ------         ------
     Net investment activity............................      (285)        (1,414)         (1,554)          (274)          (146)
                                                           -------        -------         -------         ------         ------
Realized & unrealized gain on investments:
  Reinvested capital gains..............................         0              0               0              0              0
  Realized gain.........................................        22            386             641             15             25
  Unrealized gain.......................................    21,082         18,184          19,549          3,969          1,965
                                                           -------        -------         -------         ------         ------
     Net gain on investments............................    21,104         18,570          20,190          3,984          1,990
                                                           -------        -------         -------         ------         ------
          Net increase in contract owners' equity from
           operations...................................   $20,819        $17,156         $18,636         $3,710         $1,844
                                                           =======        =======         =======         ======         ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                          FIDELITY VARIABLE INSURANCE PRODUCTS -
                                                                    FUND SERVICE CL 2
                                                ----------------------------------------------------------
                                                   VIP            VIP            VIP              VIP
                                                 MID-CAP       CONTRAFUND       GROWTH       EQUITY INCOME
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                ----------     ----------     ----------     -------------
                                                   2004           2004           2004            2004
                                                ----------     ----------     ----------     -------------
Investment activity:
  Reinvested dividends........................   $     0        $    22        $    52          $    0
  Risk & administrative expense (note 3)......    (2,227)        (3,849)        (3,080)            (99)
                                                 -------        -------        -------          ------
     Net investment activity..................    (2,227)        (3,827)        (3,028)            (99)
                                                 -------        -------        -------          ------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains....................         0              0              0               0
  Realized gain (loss)........................        18            158           (104)              3
  Unrealized gain.............................    36,411         38,858          4,647           1,322
                                                 -------        -------        -------          ------
     Net gain on investments..................    36,429         39,016          4,543           1,325
                                                 -------        -------        -------          ------
          Net increase in contract owners'
            equity from operations............   $34,202        $35,189        $ 1,515          $1,226
                                                 =======        =======        =======          ======


                                                    JANUS ASPEN SERIES - SERVICE SHARES
                                                -------------------------------------------
                                                WORLDWIDE                     INTERNATIONAL
                                                  GROWTH        BALANCED         GROWTH
                                                SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                ----------     ----------     -------------
                                                   2004           2004            2004
                                                ----------     ----------     -------------
Investment activity:
  Reinvested dividends........................     $ 48           $ 23           $   97
  Risk & administrative expense (note 3)......      (19)           (15)            (138)
                                                   ----           ----           ------
     Net investment activity..................       29              8              (41)
                                                   ----           ----           ------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains....................        0              0                0
  Realized gain (loss)........................        0              1              (73)
  Unrealized gain.............................      603             59            1,311
                                                   ----           ----           ------
     Net gain on investments..................      603             60            1,238
                                                   ----           ----           ------
          Net increase in contract owners'
            equity from operations............     $632           $ 68           $1,197
                                                   ====           ====           ======

                                                                                                 MFS VARIABLE INSURANCE
                                                       J.P. MORGAN SERIES TRUST II               TRUST - SERVICE CLASS
                                                       ---------------------------     ------------------------------------------
                                                          SMALL          MID CAP          NEW          INVESTORS         TOTAL
                                                         COMPANY          VALUE        DISCOVERY      GROWTH STOCK       RETURN
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       -----------     -----------     ----------     ------------     ----------
                                                          2004            2004            2004            2004            2004
                                                       -----------     -----------     ----------     ------------     ----------
Investment activity:
  Reinvested dividends...............................    $    0          $   272         $   0           $    0          $  666
  Risk & administrative expense (note 3).............      (248)          (1,728)         (161)            (214)           (633)
                                                         ------          -------         -----           ------          ------
     Net investment activity.........................      (248)          (1,456)         (161)            (214)             33
                                                         ------          -------         -----           ------          ------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains...........................         0              469             0                0               0
  Realized gain (loss)...............................       243              849           (12)               5              57
  Unrealized gain (loss).............................     5,721           25,429           (10)           3,548           4,331
                                                         ------          -------         -----           ------          ------
     Net gain (loss) on investments..................     5,964           26,747           (22)           3,553           4,388
                                                         ------          -------         -----           ------          ------
          Net increase (decrease) in contract owners'
            equity from operations...................    $5,716          $25,291         $(183)          $3,339          $4,421
                                                         ======          =======         =====           ======          ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                                      DREYFUS
                                                                                                                      VARIABLE
                                                                                                                     INVESTMENT
                                            PIMCO VARIABLE INSURANCE TRUST -                                           FUND -
                                                 ADMINISTRATIVE SHARES                  ROYCE CAPITAL FUND         SERVICE SHARES
                                        ----------------------------------------     -------------------------     --------------
                                           REAL          TOTAL          GLOBAL
                                          RETURN         RETURN          BOND        MICRO-CAP      SMALL-CAP       APPRECIATION
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                        ----------     ----------     ----------     ----------     ----------     --------------
                                           2004           2004           2004           2004           2004             2004
                                        ----------     ----------     ----------     ----------     ----------     --------------
Investment activity:
  Reinvested dividends................   $ 1,167        $ 3,721         $  413         $    0        $     0           $  718
  Risk & administrative expense (note
     3)...............................    (1,397)        (2,695)          (310)          (297)        (1,205)            (575)
                                         -------        -------         ------         ------        -------           ------
     Net investment activity..........      (230)         1,026            103           (297)        (1,205)             143
                                         -------        -------         ------         ------        -------           ------
Realized & unrealized gain on
  investments:
  Reinvested capital gains............     6,205          3,829          2,016          2,332          8,377                0
  Realized gain.......................       296            171             56              6            549               25
  Unrealized gain.....................     2,036          3,300            589          1,121         15,065            1,561
                                         -------        -------         ------         ------        -------           ------
     Net gain on investments..........     8,537          7,300          2,661          3,459         23,991            1,586
                                         -------        -------         ------         ------        -------           ------
          Net increase in contract
            owners' equity from
            operations................   $ 8,307        $ 8,326         $2,764         $3,162        $22,786           $1,729
                                         =======        =======         ======         ======        =======           ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                        OHIO NATIONAL FUND, INC.
                                        -----------------------------------------------------------------------------------------
                                               EQUITY                  MONEY MARKET                   BOND                OMNI
                                             SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT          SUBACCOUNT
                                        ---------------------     -----------------------     --------------------     ----------
                                          2004         2003         2004          2003          2004        2003          2004
                                        --------     --------     ---------     ---------     --------     -------     ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $ (3,765)    $   (350)    $    (507)    $    (101)    $ (1,899)    $   849      $   301
  Reinvested capital gains............         0            0             0             0            0           0            0
  Realized gain (loss)................     2,410          (21)           (1)            2          314          (3)           0
  Unrealized gain (loss)..............    54,443       12,198             0             0        9,472        (367)         428
                                        --------     --------     ---------     ---------     --------     -------      -------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................    53,088       11,827          (508)          (99)       7,887         479          729
                                        --------     --------     ---------     ---------     --------     -------      -------
Equity transactions:
  Contract purchase payments (note
     1)...............................   159,271      106,063       373,917        12,805      123,735       5,510       18,231
  Transfers from fixed & other
     subaccounts......................   202,700       41,213       982,500       317,507       89,964      52,842        6,116
  Withdrawals, surrenders & annuity
     payments.........................    (4,642)           0      (212,589)            0       (4,553)          0            0
  Surrender charges (note 3)..........      (234)           0             0             0            0           0            0
  Annual contract fees (note 3).......      (548)           0          (144)            0         (202)          0            0
  Transfers to fixed & other
     subaccounts......................   (46,534)      (9,589)     (475,649)     (288,817)     (12,685)     (6,166)           0
                                        --------     --------     ---------     ---------     --------     -------      -------
     Net equity transactions..........   310,013      137,687       668,035        41,495      196,259      52,186       24,347
                                        --------     --------     ---------     ---------     --------     -------      -------
       Net change in contract owners'
          equity......................   363,101      149,514       667,527        41,396      204,146      52,665       25,076
Contract owners' equity:
  Beginning of period.................   149,514            0        41,396             0       52,665           0            0
                                        --------     --------     ---------     ---------     --------     -------      -------
  End of period.......................  $512,615     $149,514     $ 708,923     $  41,396     $256,811     $52,665      $25,076
                                        ========     ========     =========     =========     ========     =======      =======
Change in units:
  Beginning units.....................    14,595            0         3,654             0        3,988           0            0
                                        --------     --------     ---------     ---------     --------     -------      -------
  Units purchased.....................    33,263       14,736       107,218        17,277       15,483       3,988        3,377
  Units redeemed......................    (2,729)        (141)      (48,056)      (13,623)        (847)          0            0
                                        --------     --------     ---------     ---------     --------     -------      -------
  Ending units........................    45,129       14,595        62,816         3,654       18,624       3,988        3,377
                                        ========     ========     =========     =========     ========     =======      =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                    OHIO NATIONAL FUND, INC.
                                               -------------------------------------------------------------------
                                                                           CAPITAL
                                                   INTERNATIONAL         APPRECIATION     INTERNATIONAL SMALL CO.
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               ---------------------     ------------     ------------------------
                                                 2004         2003           2004            2004          2003
                                               --------     --------     ------------     ----------     ---------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $ (4,074)    $   (354)      $  (167)        $    (6)       $    0
  Reinvested capital gains...................         0            0             0               0             0
  Realized gain..............................     1,521        1,436            34               8             0
  Unrealized gain............................    50,379       11,660         3,986           4,339            50
                                               --------     --------       -------         -------        ------
     Net increase in contract owners' equity
       from operations.......................    47,826       12,742         3,853           4,341            50
                                               --------     --------       -------         -------        ------
Equity transactions:
  Contract purchase payments (note 1)........   192,953       96,673        50,979          15,600             0
  Transfers from fixed & other subaccounts...   198,175       90,164         7,838          14,740         1,066
  Withdrawals, surrenders & annuity
     payments................................    (2,187)           0             0               0             0
  Surrender charges (note 3).................         0            0             0               0             0
  Annual contract fees (note 3)..............      (518)           0             0             (63)            0
  Transfers to fixed & other subaccounts.....   (34,503)     (73,413)         (523)         (2,970)            0
                                               --------     --------       -------         -------        ------
     Net equity transactions.................   353,920      113,424        58,294          27,307         1,066
                                               --------     --------       -------         -------        ------
       Net change in contract owners'
          equity.............................   401,746      126,166        62,147          31,648         1,116
Contract owners' equity:
  Beginning of period........................   126,166            0             0           1,116             0
                                               --------     --------       -------         -------        ------
  End of period..............................  $527,912     $126,166       $62,147         $32,764        $1,116
                                               ========     ========       =======         =======        ======
Change in units:
  Beginning units............................    14,984            0             0             121             0
                                               --------     --------       -------         -------        ------
  Units purchased............................    42,893       22,828         3,817           2,896           121
  Units redeemed.............................    (1,601)      (7,844)          (32)            (32)            0
                                               --------     --------       -------         -------        ------
  Ending units...............................    56,276       14,984         3,785           2,985           121
                                               ========     ========       =======         =======        ======

                                                    OHIO NATIONAL FUND, INC.
                                               -----------------------------------
                                                                         MID CAP
                                                SMALL CAP GROWTH       OPPORTUNITY
                                                   SUBACCOUNT          SUBACCOUNT
                                               -------------------     -----------
                                                2004        2003          2004
                                               -------     -------     -----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $  (241)    $   (50)      $   (54)
  Reinvested capital gains...................        0           0             0
  Realized gain..............................       14          10            12
  Unrealized gain............................    2,621         989         1,763
                                               -------     -------       -------
     Net increase in contract owners' equity
       from operations.......................    2,394         949         1,721
                                               -------     -------       -------
Equity transactions:
  Contract purchase payments (note 1)........        0      12,885        24,916
  Transfers from fixed & other subaccounts...    7,432           0         5,668
  Withdrawals, surrenders & annuity
     payments................................        0           0             0
  Surrender charges (note 3).................        0           0             0
  Annual contract fees (note 3)..............      (51)          0             0
  Transfers to fixed & other subaccounts.....   (1,029)          0          (210)
                                               -------     -------       -------
     Net equity transactions.................    6,352      12,885        30,374
                                               -------     -------       -------
       Net change in contract owners'
          equity.............................    8,746      13,834        32,095
Contract owners' equity:
  Beginning of period........................   13,834           0             0
                                               -------     -------       -------
  End of period..............................  $22,580     $13,834       $32,095
                                               =======     =======       =======
Change in units:
  Beginning units............................    2,998           0             0
                                               -------     -------       -------
  Units purchased............................    1,466       2,998         2,361
  Units redeemed.............................      (12)          0           (15)
                                               -------     -------       -------
  Ending units...............................    4,452       2,998         2,346
                                               =======     =======       =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                     OHIO NATIONAL FUND, INC.
                                           ----------------------------------------------------------------------------
                                            S&P 500
                                             INDEX              BLUE CHIP             HIGH INCOME BOND       NASDAQ-100
                                           SUBACCOUNT           SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                           ----------     ----------------------     -------------------     ----------
                                              2004          2004          2003        2004        2003          2004
                                           ----------     ---------     --------     -------     -------     ----------
Increase in contract owners' equity from
  operations:
  Net investment activity................  $     601      $     480     $     (5)    $  (360)    $   441     $  (1,406)
  Reinvested capital gains...............          0              0            0           0           0             0
  Realized gain (loss)...................       (128)           (32)         (17)        241          16           (48)
  Unrealized gain........................     13,574          6,647           87       3,930         504        10,130
                                           ---------      ---------     --------     -------     -------     ---------
     Net increase in contract owners'
       equity from operations............     14,047          7,095           65       3,811         961         8,676
                                           ---------      ---------     --------     -------     -------     ---------
Equity transactions:
  Contract purchase payments (note 1)....     52,500         20,000        2,140      24,150      12,315         6,900
  Transfers from fixed & other
     subaccounts.........................    425,557        283,705        8,922       8,542       8,171       283,705
  Withdrawals, surrenders & annuity
     payments............................          0              0            0      (2,284)          0             0
  Surrender charges (note 3).............          0              0            0        (118)          0             0
  Annual contract fees (note 3)..........          0             (4)           0         (48)          0             0
  Transfers to fixed & other
     subaccounts.........................   (212,777)      (141,850)     (10,318)     (1,756)     (1,026)     (141,851)
                                           ---------      ---------     --------     -------     -------     ---------
     Net equity transactions.............    265,280        161,851          744      28,486      19,460       148,754
                                           ---------      ---------     --------     -------     -------     ---------
       Net change in contract owners'
          equity.........................    279,327        168,946          809      32,297      20,421       157,430
Contract owners' equity:
  Beginning of period....................          0            809            0      20,421           0             0
                                           ---------      ---------     --------     -------     -------     ---------
  End of period..........................  $ 279,327      $ 169,755     $    809     $52,718     $20,421     $ 157,430
                                           =========      =========     ========     =======     =======     =========
Change in units:
  Beginning units........................          0             82            0       1,755           0             0
                                           ---------      ---------     --------     -------     -------     ---------
  Units purchased........................     25,401         15,788          741       2,664       1,757        40,195
  Units redeemed.........................          0              0         (659)       (269)         (2)            0
                                           ---------      ---------     --------     -------     -------     ---------
  Ending units...........................     25,401         15,870           82       4,150       1,755        40,195
                                           =========      =========     ========     =======     =======     =========

                                            OHIO NATIONAL FUND, INC.
                                           --------------------------
                                                            COVERED
                                           U.S. EQUITY        CALL
                                           SUBACCOUNT      SUBACCOUNT
                                           -----------     ----------
                                              2004            2004
                                           -----------     ----------
Increase in contract owners' equity from
  operations:
  Net investment activity................   $   (304)        $  (19)
  Reinvested capital gains...............          0              0
  Realized gain (loss)...................         23              0
  Unrealized gain........................     14,244            461
                                            --------         ------
     Net increase in contract owners'
       equity from operations............     13,963            442
                                            --------         ------
Equity transactions:
  Contract purchase payments (note 1)....    112,672          8,095
  Transfers from fixed & other
     subaccounts.........................          0              0
  Withdrawals, surrenders & annuity
     payments............................          0              0
  Surrender charges (note 3).............          0              0
  Annual contract fees (note 3)..........          0              0
  Transfers to fixed & other
     subaccounts.........................          0              0
                                            --------         ------
     Net equity transactions.............    112,672          8,095
                                            --------         ------
       Net change in contract owners'
          equity.........................    126,635          8,537
Contract owners' equity:
  Beginning of period....................          0              0
                                            --------         ------
  End of period..........................   $126,635         $8,537
                                            ========         ======
Change in units:
  Beginning units........................          0              0
                                            --------         ------
  Units purchased........................     10,914            802
  Units redeemed.........................          0              0
                                            --------         ------
  Ending units...........................     10,914            802
                                            ========         ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                             STRONG VARIABLE                    VAN KAMPEN UNIVERSAL
                                                          INSURANCE FUNDS, INC.            INSTITUTIONAL FUNDS - CLASS II
                                                          ---------------------     ---------------------------------------------
                                                                                         CORE PLUS
                                                             OPPORTUNITY II             FIXED INCOME            US REAL ESTATE
                                                               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                          ---------------------     --------------------     --------------------
                                                            2004         2003        2004         2003         2004        2003
                                                          --------     --------     -------     --------     --------     -------
Increase in contract owners' equity from operations:
  Net investment activity...............................  $  (533)     $   (58)     $   537     $    (47)    $    262     $   (66)
  Reinvested capital gains..............................        0            0           54            0        1,358           0
  Realized gain (loss)..................................       46         (164)          (3)         536        1,474          (1)
  Unrealized gain (loss)................................    5,344        1,800          (80)          31       21,769       1,593
                                                          -------      -------      -------     --------     --------     -------
     Net increase in contract owners' equity from
      operations........................................    4,857        1,578          508          520       24,863       1,526
                                                          -------      -------      -------     --------     --------     -------
Equity transactions:
  Contract purchase payments (note 1)...................   26,000       10,816       36,190       10,703       41,355       9,708
  Transfers from fixed & other subaccounts..............        0            0            0       53,060       41,019      15,282
  Withdrawals, surrenders & annuity payments............        0            0            0            0          (55)          0
  Surrender charges (note 3)............................        0            0            0            0            0           0
  Annual contract fees (note 3).........................      (82)           0          (16)           0         (165)          0
  Transfers to fixed & other subaccounts................        0            0            0      (60,692)     (15,762)     (3,601)
                                                          -------      -------      -------     --------     --------     -------
     Net equity transactions............................   25,918       10,816       36,174        3,071       66,392      21,389
                                                          -------      -------      -------     --------     --------     -------
       Net change in contract owners' equity............   30,775       12,394       36,682        3,591       91,255      22,915
Contract owners' equity:
  Beginning of period...................................   12,394            0        3,591            0       22,915           0
                                                          -------      -------      -------     --------     --------     -------
  End of period.........................................  $43,169      $12,394      $40,273     $  3,591     $114,170     $22,915
                                                          =======      =======      =======     ========     ========     =======
Change in units:
  Beginning units.......................................    1,003            0          312            0        1,793           0
                                                          -------      -------      -------     --------     --------     -------
  Units purchased.......................................    2,000        1,003        3,099        3,279        5,618       1,828
  Units redeemed........................................       (6)           0           (1)      (2,967)        (752)        (35)
                                                          -------      -------      -------     --------     --------     -------
  Ending units..........................................    2,997        1,003        3,410          312        6,659       1,793
                                                          =======      =======      =======     ========     ========     =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                          -----------------------------------------------------------------------
                                                            GROWTH & INCOME          CORE US EQUITY            CAPITAL GROWTH
                                                               SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                                          --------------------     -------------------     ----------------------
                                                           2004         2003        2004        2003         2004          2003
                                                          -------     --------     -------     -------     ---------     --------
Increase in contract owners' equity from operations:
  Net investment activity...............................  $   554     $      1     $    77     $    87     $    (593)    $    (14)
  Reinvested capital gains..............................        0            0           0           0             0            0
  Realized gain (loss)..................................       15           80         224         (29)          (26)         (43)
  Unrealized gain.......................................    4,312           82       9,528       2,053        11,817          374
                                                          -------     --------     -------     -------     ---------     --------
     Net increase in contract owners' equity from
      operations........................................    4,881          163       9,829       2,111        11,198          317
                                                          -------     --------     -------     -------     ---------     --------
Equity transactions:
  Contract purchase payments (note 1)...................   50,715        2,675      34,529       2,951        25,692        5,457
  Transfers from fixed & other subaccounts..............    6,307       11,985      31,318      26,194       440,338       18,076
  Withdrawals, surrenders & annuity payments............        0            0        (882)          0             0            0
  Surrender charges (note 3)............................        0            0           0           0             0            0
  Annual contract fees (note 3).........................       (5)           0        (102)          0           (35)           0
  Transfers to fixed & other subaccounts................      (96)     (13,826)     (5,137)     (3,934)     (213,497)     (17,914)
                                                          -------     --------     -------     -------     ---------     --------
     Net equity transactions............................   56,921          834      59,726      25,211       252,498        5,619
                                                          -------     --------     -------     -------     ---------     --------
       Net change in contract owners' equity............   61,802          997      69,555      27,322       263,696        5,936
Contract owners' equity:
  Beginning of period...................................      997            0      27,322           0         5,936            0
                                                          -------     --------     -------     -------     ---------     --------
  End of period.........................................  $62,799     $    997     $96,877     $27,322     $ 269,632     $  5,936
                                                          =======     ========     =======     =======     =========     ========
Change in units:
  Beginning units.......................................      120            0       2,874           0           607            0
                                                          -------     --------     -------     -------     ---------     --------
  Units purchased.......................................    6,357        1,099       6,419       2,936        25,033        1,622
  Units redeemed........................................      (10)        (979)       (301)        (62)          (14)      (1,015)
                                                          -------     --------     -------     -------     ---------     --------
  Ending units..........................................    6,467          120       8,992       2,874        25,626          607
                                                          =======     ========     =======     =======     =========     ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                               LAZARD RETIREMENT SERIES, INC.              THE PRUDENTIAL SERIES FUND, INC.
                                             -----------------------------------     --------------------------------------------
                                              EMERGING                                     JENNISON
                                               MARKET            SMALL CAP               20/20 FOCUS               JENNISON
                                             SUBACCOUNT          SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                             ----------     --------------------     --------------------     -------------------
                                                2004          2004        2003         2004        2003        2004        2003
                                             ----------     --------     -------     --------     -------     -------     -------
Increase in contract owners' equity from
  operations:
  Net investment activity..................   $   (285)     $ (1,414)    $    (6)    $ (1,554)    $  (117)    $  (274)    $   (19)
  Reinvested capital gains.................          0             0           0            0           0           0           0
  Realized gain (loss).....................         22           386           0          641         108          15         (14)
  Unrealized gain..........................     21,082        18,184         251       19,549       3,380       3,969         365
                                              --------      --------     -------     --------     -------     -------     -------
     Net increase in contract owners'
       equity from operations..............     20,819        17,156         245       18,636       3,371       3,710         332
                                              --------      --------     -------     --------     -------     -------     -------
Equity transactions:
  Contract purchase payments (note 1)......     31,790        35,713           0       67,353       9,099      10,971       3,316
  Transfers from fixed & other
     subaccounts...........................     70,788       116,412      18,971       50,456      39,568      34,034       6,535
  Withdrawals, surrenders & annuity
     payments..............................          0             0           0       (1,865)          0           0           0
  Surrender charges (note 3)...............          0             0           0            0           0           0           0
  Annual contract fees (note 3)............          0            (9)          0         (161)          0         (34)          0
  Transfers to fixed & other subaccounts...     (8,801)       (5,315)          0      (10,498)     (9,077)     (9,160)     (4,247)
                                              --------      --------     -------     --------     -------     -------     -------
     Net equity transactions...............     93,777       146,801      18,971      105,285      39,590      35,811       5,604
                                              --------      --------     -------     --------     -------     -------     -------
       Net change in contract owners'
          equity...........................    114,596       163,957      19,216      123,921      42,961      39,521       5,936
Contract owners' equity:
  Beginning of period......................          0        19,216           0       42,961           0       5,936           0
                                              --------      --------     -------     --------     -------     -------     -------
  End of period............................   $114,596      $183,173     $19,216     $166,882     $42,961     $45,457     $ 5,936
                                              ========      ========     =======     ========     =======     =======     =======
Change in units:
  Beginning units..........................          0         1,348           0        4,682           0         995           0
                                              --------      --------     -------     --------     -------     -------     -------
  Units purchased..........................      7,966        10,338       1,348       12,091       4,834       6,125       1,148
  Units redeemed...........................          0          (342)          0         (789)       (152)        (47)       (153)
                                              --------      --------     -------     --------     -------     -------     -------
  Ending units.............................      7,966        11,344       1,348       15,984       4,682       7,073         995
                                              ========      ========     =======     ========     =======     =======     =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                    UBS SERIES TRUST
                                                              -----------------------------
                                                                     U.S. ALLOCATION
                                                                       SUBACCOUNT
                                                              -----------------------------
                                                                 2004             2003
                                                              ----------     --------------
Increase in contract owners' equity from operations:
  Net investment activity...................................   $  (146)         $   (22)
  Reinvested capital gains..................................         0                0
  Realized gain.............................................        25                0
  Unrealized gain...........................................     1,965              494
                                                               -------          -------
     Net increase in contract owners' equity from
      operations............................................     1,844              472
                                                               -------          -------
Equity transactions:
  Contract purchase payments (note 1).......................    11,908            5,304
  Transfers from fixed & other subaccounts..................         0                0
  Withdrawals, surrenders & annuity payments................         0                0
  Surrender charges (note 3)................................         0                0
  Annual contract fees (note 3).............................       (37)               0
  Transfers to fixed & other subaccounts....................      (136)               0
                                                               -------          -------
     Net equity transactions................................    11,735            5,304
                                                               -------          -------
       Net change in contract owners' equity................    13,579            5,776
Contract owners' equity:
  Beginning of period.......................................     5,776                0
                                                               -------          -------
  End of period.............................................   $19,355          $ 5,776
                                                               =======          =======
Change in units:
  Beginning units...........................................       694                0
                                                               -------          -------
  Units purchased...........................................     1,464              694
  Units redeemed............................................       (20)               0
                                                               -------          -------
  Ending units..............................................     2,138              694
                                                               =======          =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CL 2
                             ----------------------------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                    VIP MID CAP                 VIP CONTRAFUND                  VIP GROWTH               INCOME
                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                             -------------------------     -------------------------     -------------------------     ----------
                                2004           2003           2004           2003           2004           2003           2004
                             ----------     ----------     ----------     ----------     ----------     ----------     ----------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity..............  $  (2,227)      $    (1)      $  (3,827)      $   (31)      $  (3,028)      $   (13)       $   (99)
  Reinvested capital
     gains.................          0             0               0             0               0             0              0
  Realized gain (loss).....         18             0             158             1            (104)            0              3
  Unrealized gain..........     36,411            40          38,858           736           4,647           802          1,322
                             ---------       -------       ---------       -------       ---------       -------        -------
     Net increase in
       contract owners'
       equity from
       operations..........     34,202            39          35,189           706           1,515           789          1,226
                             ---------       -------       ---------       -------       ---------       -------        -------
Equity transactions:
  Contract purchase
     payments (note 1).....     40,800             0          39,520         7,072               0             0              0
  Transfers from fixed &
     other subaccounts.....    330,100         1,067         679,729         1,067         424,354        38,073         14,401
  Withdrawals, surrenders &
     annuity payments......          0             0          (2,889)            0               0             0              0
  Surrender charges (note
     3)....................          0             0            (243)            0               0             0              0
  Annual contract fees
     (note 3)..............        (65)            0            (111)            0             (83)            0              0
  Transfers to fixed &
     other subaccounts.....   (154,278)            0        (296,558)            0        (144,214)            0         (2,059)
                             ---------       -------       ---------       -------       ---------       -------        -------
     Net equity
       transactions........    216,557         1,067         419,448         8,139         280,057        38,073         12,342
                             ---------       -------       ---------       -------       ---------       -------        -------
       Net change in
          contract owners'
          equity...........    250,759         1,106         454,637         8,845         281,572        38,862         13,568
Contract owners' equity:
  Beginning of period......      1,106             0           8,845             0          38,862             0              0
                             ---------       -------       ---------       -------       ---------       -------        -------
  End of period............  $ 251,865       $ 1,106       $ 463,482       $ 8,845       $ 320,434       $38,862        $13,568
                             =========       =======       =========       =======       =========       =======        =======
Change in units:
  Beginning units..........         86             0             986             0           6,317             0              0
                             ---------       -------       ---------       -------       ---------       -------        -------
  Units purchased..........     15,934            86          45,902           986          44,913         6,317          1,144
  Units redeemed...........        (51)            0          (1,413)            0             (14)            0              0
                             ---------       -------       ---------       -------       ---------       -------        -------
  Ending units.............     15,969            86          45,475           986          51,216         6,317          1,144
                             =========       =======       =========       =======       =========       =======        =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                             JANUS ASPEN SERIES - SERVICE SHARES                 J.P. MORGAN SERIES TRUST II
                                  ----------------------------------------------------------     -------------------------
                                  WORLDWIDE                                    INTERNATIONAL
                                    GROWTH               BALANCED                 GROWTH               SMALL COMPANY
                                  SUBACCOUNT            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  ----------     -------------------------     -------------     -------------------------
                                     2004           2004           2003            2004             2004           2003
                                  ----------     ----------     ----------     -------------     ----------     ----------
Increase in contract owners'
  equity from operations:
  Net investment activity.......   $    29        $     8        $     4          $   (41)        $  (248)       $   (23)
  Reinvested capital gains......         0              0              0                0               0              0
  Realized gain (loss)..........         0              1              0              (73)            243            (48)
  Unrealized gain...............       603             59             64            1,311           5,721            524
                                   -------        -------        -------          -------         -------        -------
     Net increase in contract
       owners' equity from
       operations...............       632             68             68            1,197           5,716            453
                                   -------        -------        -------          -------         -------        -------
Equity transactions:
  Contract purchase payments
     (note 1)...................     8,095              0            954           12,496          24,583          3,851
  Transfers from fixed & other
     subaccounts................         0              0              0                0          13,144         10,867
  Withdrawals, surrenders &
     annuity payments...........         0              0              0           (2,394)              0              0
  Surrender charges (note 3)....         0              0              0             (201)              0              0
  Annual contract fees (note
     3).........................         0             (3)             0                0             (35)             0
  Transfers to fixed & other
     subaccounts................         0              0              0                0          (2,973)        (9,235)
                                   -------        -------        -------          -------         -------        -------
     Net equity transactions....     8,095             (3)           954            9,901          34,719          5,483
                                   -------        -------        -------          -------         -------        -------
       Net change in contract
          owners' equity........     8,727             65          1,022           11,098          40,435          5,936
Contract owners' equity:
  Beginning of period...........         0          1,022              0                0           5,936              0
                                   -------        -------        -------          -------         -------        -------
  End of period.................   $ 8,727        $ 1,087        $ 1,022          $11,098         $46,371        $ 5,936
                                   =======        =======        =======          =======         =======        =======
Change in units:
  Beginning units...............         0            109              0                0             609              0
                                   -------        -------        -------          -------         -------        -------
  Units purchased...............     1,556              0            109            2,088           3,394          1,114
  Units redeemed................         0             (1)             0             (447)           (211)          (505)
                                   -------        -------        -------          -------         -------        -------
  Ending units..................     1,556            108            109            1,641           3,792            609
                                   =======        =======        =======          =======         =======        =======

                                 J.P. MORGAN SERIES TRUST II
                                  -----------------------------

                                          MID CAP VALUE
                                           SUBACCOUNT
                                  -----------------------------
                                     2004             2003
                                  ----------     --------------
Increase in contract owners'
  equity from operations:
  Net investment activity.......   $ (1,456)        $  (174)
  Reinvested capital gains......        469               0
  Realized gain (loss)..........        849             (13)
  Unrealized gain...............     25,429           4,237
                                   --------         -------
     Net increase in contract
       owners' equity from
       operations...............     25,291           4,050
                                   --------         -------
Equity transactions:
  Contract purchase payments
     (note 1)...................     75,326          22,308
  Transfers from fixed & other
     subaccounts................     64,838          35,901
  Withdrawals, surrenders &
     annuity payments...........     (3,108)              0
  Surrender charges (note 3)....       (165)              0
  Annual contract fees (note
     3).........................       (288)              0
  Transfers to fixed & other
     subaccounts................    (14,045)         (8,087)
                                   --------         -------
     Net equity transactions....    122,558          50,122
                                   --------         -------
       Net change in contract
          owners' equity........    147,849          54,172
Contract owners' equity:
  Beginning of period...........     54,172               0
                                   --------         -------
  End of period.................   $202,021         $54,172
                                   ========         =======
Change in units:
  Beginning units...............      3,890               0
                                   --------         -------
  Units purchased...............      8,968           3,959
  Units redeemed................       (705)            (69)
                                   --------         -------
  Ending units..................     12,153           3,890
                                   ========         =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                       MFS VARIABLE INSURANCE TRUST - SERVICE CLASS
                                                         ------------------------------------------------------------------------
                                                                                        INVESTORS
                                                               NEW DISCOVERY           GROWTH STOCK           TOTAL RETURN
                                                                SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                                         -------------------------     ------------     -------------------------
                                                            2004           2003            2004            2004           2003
                                                         ----------     ----------     ------------     ----------     ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..............................   $  (161)       $    (1)        $  (214)        $    33        $  (143)
  Reinvested capital gains.............................         0              0               0               0              0
  Realized gain (loss).................................       (12)            10               5              57             28
  Unrealized gain (loss)...............................       (10)            36           3,548           4,331          2,413
                                                          -------        -------         -------         -------        -------
     Net increase (decrease) in contract owners' equity
      from operations..................................      (183)            45           3,339           4,421          2,298
                                                          -------        -------         -------         -------        -------
Equity transactions:
  Contract purchase payments (note 1)..................    10,520          2,860          25,121               0         38,607
  Transfers from fixed & other subaccounts.............         0              0          14,401           7,200              0
  Withdrawals, surrenders & annuity payments...........         0              0               0               0              0
  Surrender charges (note 3)...........................         0              0               0               0              0
  Annual contract fees (note 3)........................       (22)             0               0            (178)             0
  Transfers to fixed & other subaccounts...............         0              0          (2,058)         (1,030)             0
                                                          -------        -------         -------         -------        -------
     Net equity transactions...........................    10,498          2,860          37,464           5,992         38,607
                                                          -------        -------         -------         -------        -------
       Net change in contract owners' equity...........    10,315          2,905          40,803          10,413         40,905
Contract owners' equity:
  Beginning of period..................................     2,905              0               0          40,905              0
                                                          -------        -------         -------         -------        -------
  End of period........................................   $13,220        $ 2,905         $40,803         $51,318        $40,905
                                                          =======        =======         =======         =======        =======
Change in units:
  Beginning units......................................       284              0               0           3,736              0
                                                          -------        -------         -------         -------        -------
  Units purchased......................................       953            284           4,113             561          3,736
  Units redeemed.......................................        (2)             0               0             (16)             0
                                                          -------        -------         -------         -------        -------
  Ending units.........................................     1,235            284           4,113           4,281          3,736
                                                          =======        =======         =======         =======        =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES
                                                              -----------------------------------------------------------
                                                                 REAL RETURN          TOTAL RETURN         GLOBAL BOND
                                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                              ------------------   ------------------   -----------------
                                                                2004      2003       2004      2003      2004      2003
                                                              --------   -------   --------   -------   -------   -------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $   (230)  $   (79)  $  1,026   $   227   $   103   $    30
  Reinvested capital gains..................................     6,205       969      3,829       553     2,016        50
  Realized gain.............................................       296        30        171         8        56         1
  Unrealized gain (loss)....................................     2,036       353      3,300      (308)      589       523
                                                              --------   -------   --------   -------   -------   -------
     Net increase in contract owners' equity from
      operations............................................     8,307     1,273      8,326       480     2,764       604
                                                              --------   -------   --------   -------   -------   -------
Equity transactions:
  Contract purchase payments (note 1).......................    74,262    30,212     82,412    17,330     2,496         0
  Transfers from fixed & other subaccounts..................   137,714    17,747    134,382    65,693    26,961     9,940
  Withdrawals, surrenders & annuity payments................         0         0     (6,532)        0    (2,361)        0
  Surrender charges (note 3)................................         0         0       (184)        0      (199)        0
  Annual contract fees (note 3).............................      (154)        0       (311)        0       (60)        0
  Transfers to fixed & other subaccounts....................   (38,324)        0    (21,320)        0    (6,549)        0
                                                              --------   -------   --------   -------   -------   -------
     Net equity transactions................................   173,498    47,959    188,447    83,023    20,288     9,940
                                                              --------   -------   --------   -------   -------   -------
       Net change in contract owners' equity................   181,805    49,232    196,773    83,503    23,052    10,544
Contract owners' equity:
  Beginning of period.......................................    49,232         0     83,503         0    10,544         0
                                                              --------   -------   --------   -------   -------   -------
  End of period.............................................  $231,037   $49,232   $280,276   $83,503   $33,596   $10,544
                                                              ========   =======   ========   =======   =======   =======
Change in units:
  Beginning units...........................................     4,302         0      7,737         0       875         0
                                                              --------   -------   --------   -------   -------   -------
  Units purchased...........................................    15,419     4,302     18,351     7,737     1,927       875
  Units redeemed............................................      (927)        0       (984)        0      (246)        0
                                                              --------   -------   --------   -------   -------   -------
  Ending units..............................................    18,794     4,302     25,104     7,737     2,556       875
                                                              ========   =======   ========   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                                                       DREYFUS VARIABLE
                                                                                                       INVESTMENT FUND -
                                                                        ROYCE CAPITAL FUND              SERVICE SHARES
                                                              --------------------------------------   -----------------
                                                                  MICRO-CAP           SMALL-CAP          APPRECIATION
                                                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                              -----------------   ------------------   -----------------
                                                               2004      2003       2004      2003      2004      2003
                                                              -------   -------   --------   -------   -------   -------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $  (297)  $   (23)  $ (1,205)  $   (62)  $   143   $   147
  Reinvested capital gains..................................    2,332       233      8,377     1,238         0         0
  Realized gain (loss)......................................        6        19        549       (23)       25        (8)
  Unrealized gain...........................................    1,121       418     15,065       702     1,561     1,416
                                                              -------   -------   --------   -------   -------   -------
     Net increase in contract owners' equity from
      operations............................................    3,162       647     22,786     1,855     1,729     1,555
                                                              -------   -------   --------   -------   -------   -------
Equity transactions:
  Contract purchase payments (note 1).......................    6,822     8,560     41,331     2,559     8,680     9,739
  Transfers from fixed & other subaccounts..................   14,716     1,067    106,467    25,273    20,032    15,480
  Withdrawals, surrenders & annuity payments................        0         0     (2,249)        0       (68)        0
  Surrender charges (note 3)................................        0         0       (132)        0         0         0
  Annual contract fees (note 3).............................     (120)        0       (153)        0      (116)        0
  Transfers to fixed & other subaccounts....................   (2,355)        0    (27,681)   (3,253)   (2,024)   (1,882)
                                                              -------   -------   --------   -------   -------   -------
     Net equity transactions................................   19,063     9,627    117,583    24,579    26,504    23,337
                                                              -------   -------   --------   -------   -------   -------
       Net change in contract owners' equity................   22,225    10,274    140,369    26,434    28,233    24,892
Contract owners' equity:
  Beginning of period.......................................   10,274         0     26,434         0    24,892         0
                                                              -------   -------   --------   -------   -------   -------
  End of period.............................................  $32,499   $10,274   $166,803   $26,434   $53,125   $24,892
                                                              =======   =======   ========   =======   =======   =======
Change in units:
  Beginning units...........................................      700         0      1,894         0     2,129         0
                                                              -------   -------   --------   -------   -------   -------
  Units purchased...........................................    1,289       700      8,390     1,925     2,299     2,145
  Units redeemed............................................      (17)        0       (584)      (31)      (31)      (16)
                                                              -------   -------   --------   -------   -------   -------
  Ending units..............................................    1,972       700      9,700     1,894     4,397     2,129
                                                              =======   =======   ========   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS                                  December 31, 2004

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   National Security Variable Account N (the Account) is a separate account of National Security Life and Annuity Company (NSLA) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. -- Class II, Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series -- Service Shares, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, and PIMCO Variable Insurance
   Trust -- Administrative Shares, Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Shares, (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table. The assumed interest rate is 3.33 percent. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of The Ohio National Life Insurance Company, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $10.3 million for the year ended December 31, 2004.

   For certain products, NSLA credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the year ended December 31, 2004 and the period from March 18, 2003 to December 31, 2003, NSLA paid $44,995 and $9,878, respectively, under this feature.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit. Transfers to the NSLA fixed portion of annuity contracts from the Account totaled approximately $2.0 million for the year ended December 31, 2004. Transfers from the NSLA fixed portion of annuity contracts to the Account totaled approximately $5.2 million for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2004
   NScore Xtra.............................     32,415      $11.358762   $    368,196     1.4%        10.88%       0.08%
   NScore Lite.............................     12,714      $11.358762   $    144,419     1.4%        10.88%       0.08%
                                             ------------                ------------
                                                45,129                   $    512,615
                                             ------------                ------------
   2003
   NScore Xtra.............................      9,995      $10.244290   $    102,390     1.4%        42.36%       0.12%
   NScore Lite.............................      4,600      $10.244290   $     47,124     1.4%        42.36%       0.12%
                                             ------------                ------------
                                                14,595                   $    149,514
                                             ------------                ------------
   MONEY MARKET SUBACCOUNT
   2004
   NScore Xtra.............................     36,511      $11.285650   $    412,052     1.4%        -0.39%       1.26%
   NScore Lite.............................     26,305      $11.285650   $    296,871     1.4%        -0.39%       1.26%
                                             ------------                ------------
                                                62,816                   $    708,923
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,445      $11.329626   $     27,699     1.4%        -0.65%       0.66%
   NScore Lite.............................      1,209      $11.329626   $     13,697     1.4%        -0.65%       0.66%
                                             ------------                ------------
                                                 3,654                   $     41,396
                                             ------------                ------------
   BOND SUBACCOUNT
   2004
   NScore Xtra.............................      9,082      $13.789373   $    125,241     1.4%         4.42%       0.00%
   NScore Lite.............................      9,542      $13.789373   $    131,570     1.4%         4.42%       0.00%
                                             ------------                ------------
                                                18,624                   $    256,811
                                             ------------                ------------
   2003
   NScore Xtra.............................      3,705      $13.205450   $     48,931     1.4%         8.94%      10.94%
   NScore Lite.............................        283      $13.205450   $      3,734     1.4%         8.94%      10.94%
                                             ------------                ------------
                                                 3,988                   $     52,665
                                             ------------                ------------
   OMNI SUBACCOUNT
   2004
   NScore Xtra.............................      1,399      $ 7.424696   $     10,390     1.4%         5.63%      12.79%
   NScore Lite.............................      1,978      $ 7.424696   $     14,686     1.4%         5.63%      12.79%
                                             ------------                ------------
                                                 3,377                   $     25,076
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SUBACCOUNT
   2004
   NScore Xtra.............................     33,984      $ 9.380801   $    318,801     1.4%        11.41%       0.00%
   NScore Lite.............................     22,292      $ 9.380801   $    209,111     1.4%        11.41%       0.00%
                                             ------------                ------------
                                                56,276                   $    527,912
                                             ------------                ------------
   2003
   NScore Xtra.............................     12,001      $ 8.420052   $    101,053     1.4%        30.76%       0.00%
   NScore Lite.............................      2,983      $ 8.420052   $     25,113     1.4%        30.76%       0.00%
                                             ------------                ------------
                                                14,984                   $    126,166
                                             ------------                ------------
   CAPITAL APPRECIATION SUBACCOUNT
   2004
   NScore Xtra.............................      2,659      $16.418770   $     43,661     1.4%        10.94%       0.80%
   NScore Lite.............................      1,126      $16.418770   $     18,486     1.4%        10.94%       0.80%
                                             ------------                ------------
                                                 3,785                   $     62,147
                                             ------------                ------------
   INTERNATIONAL SMALL CO. SUBACCOUNT
   2004
   NScore Xtra.............................      1,631      $10.977275   $     17,906     1.4%        19.20%       1.36%
   NScore Lite.............................      1,354      $10.977275   $     14,858     1.4%        19.20%       1.36%
                                             ------------                ------------
                                                 2,985                   $     32,764
                                             ------------                ------------
   2003
   NScore Lite.............................        121      $ 9.209200   $      1,116     1.4%        51.79%       0.00%
                                             ------------                ------------
   SMALL CAP GROWTH SUBACCOUNT
   2004
   NScore Xtra.............................      4,452      $ 5.072075   $     22,580     1.4%         9.90%       0.00%
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,998      $ 4.615120   $     13,834     1.4%        43.34%       0.00%
                                             ------------                ------------
   MID CAP OPPORTUNITY SUBACCOUNT
   2004
   NScore Xtra.............................        659      $13.682335   $      9,014     1.4%        11.99%       0.00%
   NScore Lite.............................      1,687      $13.682335   $     23,081     1.4%        11.99%       0.00%
                                             ------------                ------------
                                                 2,346                   $     32,095
                                             ------------                ------------
   S&P 500 INDEX SUBACCOUNT
   2004
   NScore Xtra.............................      3,583      $10.996761   $     39,401     1.4%         8.78%       1.74%
   NScore Lite.............................     21,818      $10.996761   $    239,926     1.4%         8.78%       1.74%
                                             ------------                ------------
                                                25,401                   $    279,327
                                             ------------                ------------
   BLUE CHIP SUBACCOUNT
   2004
   NScore Xtra.............................         81      $10.696275   $        870     1.4%         8.09%       1.78%
   NScore Lite.............................     15,789      $10.696275   $    168,885     1.4%         8.09%       1.78%
                                             ------------                ------------
                                                15,870                   $    169,755
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   BLUE CHIP SUBACCOUNT (CONTINUED)
   2003
   NScore Xtra.............................         82      $ 9.896131   $        809     1.4%        24.84%       0.44%
                                             ------------                ------------
   HIGH INCOME BOND SUBACCOUNT
   2004
   NScore Xtra.............................      2,876      $12.701656   $     36,533     1.4%         9.14%       0.43%
   NScore Lite.............................      1,274      $12.701656   $     16,185     1.4%         9.14%       0.43%
                                             ------------                ------------
                                                 4,150                   $     52,718
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,494      $11.638098   $     17,388     1.4%        21.09%      10.74%
   NScore Lite.............................        261      $11.638098   $      3,033     1.4%        21.09%      10.74%
                                             ------------                ------------
                                                 1,755                   $     20,421
                                             ------------                ------------
   NASDAQ-100 INDEX SUBACCOUNT
   2004
   NScore Lite.............................     40,195      $ 3.916679   $    157,430     1.4%         8.48%       0.00%
                                             ------------                ------------
   U.S. EQUITY SUBACCOUNT
   2004
   NScore Xtra.............................      6,313      $11.602603   $     73,253     1.4%        16.03%       0.00%
   NScore Lite.............................      4,601      $11.602603   $     53,382     1.4%        16.03%       0.00%
                                             ------------                ------------
                                                10,914                   $    126,635
                                             ------------                ------------
   COVERED CALL SUBACCOUNT
   2004
   NScore Lite.............................        802      $10.651383   $      8,537     1.4%         6.51%       0.00%
                                             ------------                ------------
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2004
   NScore Xtra.............................      2,997      $14.406341   $     43,169     1.4%        16.58%       0.00%
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,003      $12.357050   $     12,394     1.4%        35.12%       0.17%
                                             ------------                ------------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS - CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2004
   NScore Xtra.............................        311      $11.811075   $      3,669     1.4%         2.63%       3.51%
   NScore Lite.............................      3,099      $11.811075   $     36,604     1.4%         2.63%       3.51%
                                             ------------                ------------
                                                 3,410                   $     40,273
                                             ------------                ------------
   2003
   NScore Xtra.............................        312      $11.508186   $      3,591     1.4%        15.08%       0.00%
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS - CLASS II: (CONTINUED)
   US REAL ESTATE SUBACCOUNT
   2004
   NScore Xtra.............................      3,636      $17.145445   $     62,337     1.4%        34.19%       1.80%
   NScore Lite.............................      3,023      $17.145445   $     51,833     1.4%        34.19%       1.80%
                                             ------------                ------------
                                                 6,659                   $    114,170
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,151      $12.777148   $     14,706     1.4%        27.77%       0.00%
   NScore Lite.............................        642      $12.777148   $      8,209     1.4%        27.77%       0.00%
                                             ------------                ------------
                                                 1,793                   $     22,915
                                             ------------                ------------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
   2004
   NScore Xtra.............................      3,124      $ 9.711236   $     30,339     1.4%        17.15%       4.73%
   NScore Lite.............................      3,343      $ 9.711236   $     32,460     1.4%        17.15%       4.73%
                                             ------------                ------------
                                                 6,467                   $     62,799
                                             ------------                ------------
   2003
   NScore Xtra.............................        120      $ 8.289314   $        997     1.4%        22.64%       1.45%
                                             ------------                ------------
   CORE US EQUITY SUBACCOUNT
   2004
   NScore Xtra.............................      5,642      $10.774073   $     60,789     1.4%        13.35%       1.50%
   NScore Lite.............................      3,350      $10.774073   $     36,088     1.4%        13.35%       1.50%
                                             ------------                ------------
                                                 8,992                   $     96,877
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,678      $ 9.505131   $     25,455     1.4%        27.69%       3.17%
   NScore Lite.............................        196      $ 9.505131   $      1,867     1.4%        27.69%       3.17%
                                             ------------                ------------
                                                 2,874                   $     27,322
                                             ------------                ------------
   CAPITAL GROWTH SUBACCOUNT
   2004
   NScore Xtra.............................      2,371      $10.522029   $     24,952     1.4%         7.58%       1.04%
   NScore Lite.............................     23,255      $10.522029   $    244,680     1.4%         7.58%       1.04%
                                             ------------                ------------
                                                25,626                   $    269,632
                                             ------------                ------------
   2003
   NScore Xtra.............................        607      $ 9.780917   $      5,936     1.4%        22.03%       0.66%
                                             ------------                ------------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
   2004
   NScore Xtra.............................      6,667      $14.384975   $     95,903     1.4%        28.78%       0.80%
   NScore Lite.............................      1,299      $14.384975   $     18,693     1.4%        28.78%       0.80%
                                             ------------                ------------
                                                 7,966                   $    114,596
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   LAZARD RETIREMENT SERIES, INC.:
     (CONTINUED)
   SMALL CAP SUBACCOUNT
   2004
   NScore Xtra.............................      9,271      $16.146731   $    149,699     1.4%        13.30%       0.00%
   NScore Lite.............................      2,073      $16.146731   $     33,474     1.4%        13.30%       0.00%
                                             ------------                ------------
                                                11,344                   $    183,173
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,348      $14.251640   $     19,216     1.4%        35.33%       0.00%
                                             ------------                ------------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2004
   NScore Xtra.............................      9,934      $10.440691   $    103,720     1.4%        13.78%       0.00%
   NScore Lite.............................      6,050      $10.440691   $     63,162     1.4%        13.78%       0.00%
                                             ------------                ------------
                                                15,984                   $    166,882
                                             ------------                ------------
   2003
   NScore Xtra.............................      4,377      $ 9.176173   $     40,161     1.4%        27.02%       0.00%
   NScore Lite.............................        305      $ 9.176173   $      2,800     1.4%        27.02%       0.00%
                                             ------------                ------------
                                                 4,682                   $     42,961
                                             ------------                ------------
   JENNISON SUBACCOUNT
   2004
   NScore Xtra.............................      5,679      $ 6.427045   $     36,500     1.4%         7.71%       0.09%
   NScore Lite.............................      1,394      $ 6.427045   $      8,957     1.4%         7.71%       0.09%
                                             ------------                ------------
                                                 7,073                   $     45,457
                                             ------------                ------------
   2003
   NScore Lite.............................        995      $ 5.967201   $      5,936     1.4%        27.82%       0.00%
                                             ------------                ------------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
   2004
   NScore Xtra.............................      2,138      $ 9.053038   $     19,355     1.4%         8.85%       0.30%
                                             ------------                ------------
   2003
   NScore Xtra.............................        694      $ 8.316999   $      5,776     1.4%        25.61%       0.00%
                                             ------------                ------------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CL 2:
   VIP MID CAP SUBACCOUNT
   2004
   NScore Xtra.............................      3,260      $15.772044   $     51,422     1.4%        22.93%       0.00%
   NScore Lite.............................     12,709      $15.772044   $    200,443     1.4%        22.93%       0.00%
                                             ------------                ------------
                                                15,969                   $    251,865
                                             ------------                ------------
   2003
   NScore Lite.............................         86      $12.829995   $      1,106     1.4%        36.34%       0.00%
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CL 2: (CONTINUED)
   VIP CONTRAFUND SUBACCOUNT
   2004
   NScore Xtra.............................     14,170      $10.191930   $    144,415     1.4%        13.56%       0.01%
   NScore Lite.............................     31,305      $10.191930   $    319,067     1.4%        13.56%       0.01%
                                             ------------                ------------
                                                45,475                   $    463,482
                                             ------------                ------------
   2003
   NScore Xtra.............................        863      $ 8.974539   $      7,742     1.4%        26.43%       0.00%
   NScore Lite.............................        123      $ 8.974539   $      1,103     1.4%        26.43%       0.00%
                                             ------------                ------------
                                                   986                   $      8,845
                                             ------------                ------------
   VIP GROWTH SUBACCOUNT
   2004
   NScore Xtra.............................     26,885      $ 6.256481   $    168,206     1.4%         1.69%       0.02%
   NScore Lite.............................     24,331      $ 6.256481   $    152,228     1.4%         1.69%       0.02%
                                             ------------                ------------
                                                51,216                   $    320,434
                                             ------------                ------------
   2003
   NScore Xtra.............................      6,137      $ 6.152233   $     37,752     1.4%        30.71%       0.00%
   NScore Lite.............................        180      $ 6.152233   $      1,110     1.4%        30.71%       0.00%
                                             ------------                ------------
                                                 6,317                   $     38,862
                                             ------------                ------------
   VIP EQUITY INCOME SUBACCOUNT
   2004
   NScore Xtra.............................      1,144      $11.856466   $     13,568     1.4%         9.69%       0.00%
                                             ------------                ------------
   JANUS ASPEN SERIES -- SERVICE SHARES:
   WORLDWIDE GROWTH SUBACCOUNT
   2004
   NScore Lite.............................      1,556      $ 5.610137   $      8,727     1.4%         3.08%       3.37%
                                             ------------                ------------
   BALANCED SUBACCOUNT
   2004
   NScore Lite.............................        108      $10.047828   $      1,087     1.4%         6.79%       2.25%
                                             ------------                ------------
   2003
   NScore Lite.............................        109      $ 9.408634   $      1,022     1.4%        12.15%       2.43%
                                             ------------                ------------
   INTERNATIONAL GROWTH SUBACCOUNT
   2004
   NScore Lite.............................      1,641      $ 6.763671   $     11,098     1.4%        17.04%       0.97%
                                             ------------                ------------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2004
   NScore Xtra.............................      2,073      $12.228991   $     25,351     1.4%        25.41%       0.00%
   NScore Lite.............................      1,719      $12.228991   $     21,020     1.4%        25.41%       0.00%
                                             ------------                ------------
                                                 3,792                   $     46,371
                                             ------------                ------------
   2003
   NScore Xtra.............................        609      $ 9.751226   $      5,936     1.4%        34.10%       0.00%
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   J.P. MORGAN SERIES TRUST II: (CONTINUED)
   MID CAP VALUE SUBACCOUNT
   2004
   NScore Xtra.............................      7,217      $16.623513   $    119,978     1.4%        19.38%       0.22%
   NScore Lite.............................      4,936      $16.623513   $     82,043     1.4%        19.38%       0.22%
                                             ------------                ------------
                                                12,153                   $    202,021
                                             ------------                ------------
   2003
   NScore Xtra.............................      3,633      $13.924440   $     50,589     1.4%        27.84%       0.00%
   NScore Lite.............................        257      $13.924440   $      3,583     1.4%        27.84%       0.00%
                                             ------------                ------------
                                                 3,890                   $     54,172
                                             ------------                ------------
   MFS VARIABLE INSURANCE TRUST - SERVICE
     CLASS:
   NEW DISCOVERY SUBACCOUNT
   2004
   NScore Xtra.............................        337      $10.704295   $      3,605     1.4%         4.74%       0.00%
   NScore Lite.............................        898      $10.704295   $      9,615     1.4%         4.74%       0.00%
                                             ------------                ------------
                                                 1,235                   $     13,220
                                             ------------                ------------
   2003
   NScore Xtra.............................        284      $10.220014   $      2,905     1.4%        31.59%       0.00%
                                             ------------                ------------
   INVESTORS GROWTH STOCK SUBACCOUNT
   2004
   NScore Xtra.............................      2,349      $ 9.919542   $     23,301     1.4%         7.48%       0.00%
   NScore Lite.............................      1,764      $ 9.919542   $     17,502     1.4%         7.48%       0.00%
                                             ------------                ------------
                                                 4,113                   $     40,803
                                             ------------                ------------
   TOTAL RETURN SUBACCOUNT
   2004
   NScore Xtra.............................      1,532      $11.988710   $     18,368     1.4%         9.49%       1.47%
   NScore Lite.............................      2,749      $11.988710   $     32,950     1.4%         9.49%       1.47%
                                             ------------                ------------
                                                 4,281                   $     51,318
                                             ------------                ------------
   2003
   NScore Xtra.............................        973      $10.949550   $     10,659     1.4%        14.40%       0.00%
   NScore Lite.............................      2,763      $10.949550   $     30,246     1.4%        14.40%       0.00%
                                             ------------                ------------
                                                 3,736                   $     40,905
                                             ------------                ------------
   PIMCO VARIABLE INSURANCE
     TRUST - ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
   2004
   NScore Xtra.............................     12,948      $12.293387   $    159,174     1.4%         7.41%       1.16%
   NScore Lite.............................      5,846      $12.293387   $     71,863     1.4%         7.41%       1.16%
                                             ------------                ------------
                                                18,794                   $    231,037
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,335      $11.445189   $     26,727     1.4%         7.35%       0.95%
   NScore Lite.............................      1,967      $11.445189   $     22,505     1.4%         7.35%       0.95%
                                             ------------                ------------
                                                 4,302                   $     49,232
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   PIMCO VARIABLE INSURANCE
     TRUST - ADMINISTRATIVE SHARES:
     (CONTINUED)
   TOTAL RETURN SUBACCOUNT
   2004
   NScore Xtra.............................     14,360      $11.164475   $    160,321     1.4%         3.44%       1.92%
   NScore Lite.............................     10,744      $11.164475   $    119,955     1.4%         3.44%       1.92%
                                             ------------                ------------
                                                25,104                   $    280,276
                                             ------------                ------------
   2003
   NScore Xtra.............................      6,510      $10.793274   $     70,263     1.4%         3.59%       2.44%
   NScore Lite.............................      1,227      $10.793274   $     13,240     1.4%         3.59%       2.44%
                                             ------------                ------------
                                                 7,737                   $     83,503
                                             ------------                ------------
   GLOBAL BOND SUBACCOUNT
   2004
   NScore Xtra.............................      1,466      $13.145307   $     19,277     1.4%         9.07%       1.85%
   NScore Lite.............................      1,090      $13.145307   $     14,319     1.4%         9.07%       1.85%
                                             ------------                ------------
                                                 2,556                   $     33,596
                                             ------------                ------------
   2003
   NScore Xtra.............................        786      $12.051967   $      9,467     1.4%        12.86%       2.15%
   NScore Lite.............................         89      $12.051967   $      1,077     1.4%        12.86%       2.15%
                                             ------------                ------------
                                                   875                   $     10,544
                                             ------------                ------------
   ROYCE CAPITAL FUND:
   MICRO-CAP SUBACCOUNT
   2004
   NScore Xtra.............................        671      $16.483556   $     11,058     1.4%        12.27%       0.00%
   NScore Lite.............................      1,301      $16.483556   $     21,441     1.4%        12.27%       0.00%
                                             ------------                ------------
                                                 1,972                   $     32,499
                                             ------------                ------------
   2003
   NScore Xtra.............................        199      $14.682104   $      2,918     1.4%        46.82%       0.00%
   NScore Lite.............................        501      $14.682104   $      7,356     1.4%        46.82%       0.00%
                                             ------------                ------------
                                                   700                   $     10,274
                                             ------------                ------------
   SMALL-CAP SUBACCOUNT
   2004
   NScore Xtra.............................      6,541      $17.196019   $    112,479     1.4%        23.22%       0.00%
   NScore Lite.............................      3,159      $17.196019   $     54,324     1.4%        23.22%       0.00%
                                             ------------                ------------
                                                 9,700                   $    166,803
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,682      $13.955225   $     23,476     1.4%        39.55%       0.00%
   NScore Lite.............................        212      $13.955225   $      2,958     1.4%        39.55%       0.00%
                                             ------------                ------------
                                                 1,894                   $     26,434
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   DREYFUS VARIABLE INVESTMENT
     FUND - SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2004
   NScore Xtra.............................      3,097      $12.082562   $     37,425     1.4%         3.35%       1.74%
   NScore Lite.............................      1,300      $12.082562   $     15,700     1.4%         3.35%       1.74%
                                             ------------                ------------
                                                 4,397                   $     53,125
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,023      $11.691446   $     23,647     1.4%        16.91%       4.64%
   NScore Lite.............................        106      $11.691446   $      1,245     1.4%        16.91%       4.64%
                                             ------------                ------------
                                                 2,129                   $     24,892
                                             ------------                ------------

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Although the Account commenced operations on March 18, 2003, it began tracking the value per unit on January 1, 2003. Accordingly, the 2003 total returns presented the actual twelve month return for the subaccount for the period ended December 31, 2003.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, NSLA charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by NSLA is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

   The table on the following page illustrates product and contract level charges by product:

                                                                  NSCORE XTRA       NSCORE LITE
                                                                 --------------    --------------
   These basic charges are assessed through reduction of daily unit values:
   MORTALITY AND EXPENSE RISK FEES.............................      1.15%             1.15%
   ADMINISTRATIVE EXPENSES.....................................      0.25%             0.25%
     Total expenses............................................      1.40%             1.40%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
     surrender of the contract)................................       $30               $30
   TRANSFER FEE
     (currently no charge for the first 12 transfers each
        contract year).........................................       $10               $10

   SALES CHARGE MADE FROM PURCHASE PAYMENTS....................   No deduction      No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by NSLA when a contract   Ranges from 9%    Ranges from 7%
     is surrendered or a partial withdrawal of a participant's     during the        during the
     account value is made for any other reason than to make a   first year to     first year to
     plan payment to a participant. Percentages vary with the      0% in the         0% in the
     number of years from purchase.............................    ninth year       fourth year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
     deducted when annuity payments begin. Otherwise, they will
     be deducted from purchase payments........................  0.50 to 3.50%     0.50 to 3.50%
   OPTIONAL DEATH BENEFITS:
   These annual charges are the following percentages of the
     optional death benefit amounts:
        Optional Annual Stepped-up Death Benefit...............      0.10%             0.05%
        Optional Guaranteed Minimum Death Benefit ("GMDB").....        NA              0.25%

   OPTIONAL ENHANCED DEATH BENEFIT ("GEB")
   These annual charges are the following percentages of
     average variable account value:
        GEB at issue ages through 70...........................      0.15%             0.15%
        GEB at issue ages 71 through 75........................      0.30%             0.30%
        GEB "Plus" at issue ages through 70....................      0.30%             0.30%
        GEB "Plus" at issue ages 71 through 75.................      0.60%             0.60%
   OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")
   This annual charge is the following percentage of guaranteed
     income base...............................................      0.45%             0.45%
   OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")
   This annual charge is the following percentage of contract
     value as of the beginning of the 10-year term.............      0.20%             0.25%

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

(4) FUND MERGERS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

(5) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

NATIONAL SECURITY VARIABLE ACCOUNT N

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners' equity of National Security Variable Account N (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

                               VARIABLE ACCOUNT N

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY




                                   FORM N-4





                                    PART C


                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are included by reference in Part B of this Registration Statement:

      Report of Independent Registered Public Accounting Firm KPMG LLP dated February 22, 2005

      Statements of Assets and Contract Owner's Equity, December 31, 2004

      Statement of Operations for the Period Ended December 31, 2004

      Statements of Changes in Contract Owner's Equity for the Period Ended December 31, 2004

      Notes to Financial Statements, December 31, 2004


The following financial statements of the Depositor are included by reference in Part B of this Registration Statement.

      Report of Independent Registered Public Accounting Firm KPMG LLP dated March 28, 2005

      Balance Sheets, December 31, 2004 and 2003.

      Statements of Operations for the years ended December 31, 2004 and 2003 and the period ended December 31, 2002.

      Statements of Changes in Stockholder's Equity for the years ended December 31, 2004 and 2003 and the period ended December 31, 2002.

      Statements of Cash Flows for the years ended December 31, 2004 and 2003 and the period ended December 31, 2002.

      Notes to Financial Statements, December 31, 2004 and 2003.




Consent of the following:


      KPMG LLP

Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (4) Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.5, was filed as Exhibit (4) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (5)   Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit
            (5) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

      (6)(a) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (6)(b) By-laws of the Depositor were filed as Exhibit (6)(b) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (8) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

      (9) Opinion and consent of legal counsel was filed as Exhibit (9) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                  Positions and Offices
Business Address                    with Depositor

Thomas A. Barefield*                Vice President, Marketing

Carson E. Beadle**                  Director

David L. Birchenough**              Director, Vice President and Treasurer


Bruce W. Boyea**                    Director and Chairman

Christopher A. Carlson*             Chief Investment Officer

James A. Carrigg**                  Director

George E. Castrucci*                Director

Raymond R. Clark*                   Director

David W. Cook*                      Chief Actuary

Ronald J. Dolan*                    Director, Vice President and Chief Financial
                                    Officer

Daniel J. Fischer**                 Director and President

Susan E. Mistretta**                Secretary and General Counsel

David B. O'Maley*                   Director

John J. Palmer*                     Director and Chief Executive Officer

Frederick L. Wortman**              Vice President, Marketing

* The principal business address of these individuals is One Financial Way, Montgomery, Ohio 45242.

** The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of SMON Holdings, Inc., a Delaware corporation. SMON Holdings, Inc. is jointly owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company. Each of Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc. owns 50% of the voting securities of SMON Holdings, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.        Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of January 18, 2005, the Registrant had 244 contract owners.

ITEM 28.  INDEMNIFICATION

Article X of the Depositor's Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor's By-laws, "Indemnification of Officers and Directors" provides further details regarding the indemnification of the Depositor's officers, directors and other employees. The By-laws are contained in Exhibit 6(b) of this registration statement and are incorporated into this
Item 28 by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 ------------------
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Marc L. Collins                      Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions or other compensation, directly or indirectly, from the Registrant:


Net Underwriting
Discount and on          Compensation
  Redemption             Brokerage or
  Commissions           Annuitization        Commissions        Compensation
----------------        -------------        -----------        ------------
    $236,294                 None                None               None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         National Security Life and Annuity Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity

Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by National Security Life and Annuity Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 27nd day of April, 2005.


                          VARIABLE ACCOUNT N
                             (Registrant)

                           By NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                           (Depositor)


                           By /s/ John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Chief Executive Officer

Attest:
/s/ Marc L. Collins
--------------------------------
Marc L. Collins
Assistant Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 27nd day of April, 2005.


                              NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Chief Executive Officer

Attest:


/s/ Marc L. Collins
---------------------------------
Marc L. Collins
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                          Date

s/  Carson E. Beadle                Director                  April 27, 2005
------------------------------
Carson E. Beadle


s/  David L. Birchenough            Director                  April 27, 2005
------------------------------
David L. Birchenough


s/  Bruce W. Boyea                  Director and Chairman     April 27, 2005
-------------------------------
Bruce W. Boyea


s/  James A. Carrigg                Director                  April 27, 2005
--------------------------------
James A. Carrigg


s/  George E. Castrucci             Director                  April 27, 2005
---------------------------------
George E. Castrucci


s/   Raymond R. Clark               Director                  April 27, 2005
---------------------------------
Raymond R. Clark


s/  Ronald J. Dolan                 Director and Chief
----------------------------------   Financial Officer        April 27, 2005
Ronald J. Dolan


s/   Daniel J. Fischer              Director and President    April 27, 2005
----------------------------------
Daniel J. Fischer


s/  David B. O'Maley                Director                  April 27, 2005
----------------------------------
David B. O'Maley


s/  John J. Palmer                  Director and Chief        April 27, 2005
----------------------------------  Executive Officer
John J. Palmer

                         INDEX OF CONSENTS AND EXHIBITS


                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------

                        Consent of KPMG LLP



            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Variable Account N:


We consent to use of our reports for National Security Variable Account N dated February 22, 2005, and for National Security Life and Annuity Company dated March 28, 2005, included herein and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information in post-effective amendment no. 7 to File No. 333-73650. The report of KPMG LLP covering the December 31, 2004 financial statements of National Security Life and Annuity Company refers to a change in the method of accounting for embedded reinsurance derivatives in 2003.



KPMG LLP
Columbus, Ohio
April 27, 2005